                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-21118

                      (Investment Company Act File Number)

                           Golden Oak Family of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/05

               Date of Reporting Period: Six months ended 7/31/04

Item 1.        Reports to Stockholders

[Logo of Golden Oak Family of Funds]

SEMI-ANNUAL REPORT

INSTITUTIONAL SHARES

AND CLASS A SHARES

JULY 31, 2004

Table of Contents

Portfolios of Investments	2
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Shareholder Expense Example	44
Notes to Financial Statements	46

Not FDIC Insured
May Lose Value
No Bank Guarantee

Mutual fund investing involves risk, including possible loss of principal.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment as $1.00 per share, it is possible to lose money by investing in these Funds. Past performance is no guarantee of future results. Yields will vary.

This information must be preceded or accompanied by a current prospectus for the Golden Oak® Funds. Please read the prospectus carefully before you invest or send money.

Portfolio of Investments Summary Tables

Golden Oak® Growth Portfolio

At July 31, 2004, the fund's sector percentages were as follows:

EQUITIES(1)	Percentage of Total Investments
Pharmaceuticals	10.3%
Software	8.3%
Healthcare Provider & Services	7.5%
Communications Equipment	6.7%
Computers & Peripherals	5.9%
Insurance	5.6%
Semiconductor Equipment & Products	5.4%
Media	4.3%
Mulitiline Retail	4.1%
Specialty Retail	3.9%
Electronic Equipment & Instruments	3.1%
Healthcare Equipment & Supplies	2.9%
Industrial Conglomerates	2.9%
Household Products	2.8%
Beverages	2.4%
Diversified Financial Services	2.4%
Commercial Services & Supplies	1.9%
Metals & Mining	1.8%
Chemicals	1.4%
Household Durables	1.4%
Diversified Telecommunication Services	1.4%
Paper & Forest Products	1.4%
Air Freight & Logistics	1.3%
Food & Staples Retailing	1.2%
Trading Companies & Distributors	1.2%
Food Products	1.2%
Road & Rail	1.2%
Building Products	1.1%
Machinery	1.0%
Capital Markets	1.0%
Multi - Utilities & Unregulated Power	0.8%
Electrical Equipment	0.7%
IT Services	0.7%
Construction Materials	0.5%
Biotechnology	0.3%

TOTAL EQUITIES PORTFOLIO VALUE	100%

(1) Equity securities encompass primarily common stocks, but may also include preferred stocks, convertible debt securities and warrants.

Portfolio of Investments

Golden Oak® Growth Portfolio

July 31, 2004 (unaudited)

Shares			Value
Common Stocks--99.1%
		Air Freight & Logistics--1.3%
14,100		CNF Transportation, Inc.	$581,766

		Beverages--2.4%
23,700		Coca-Cola Co.	1,039,482

		Biotechnology--0.3%
2,200	(1)	Imclone Systems, Inc.	129,624

		Building Products--1.1%
16,100		Masco Corp.	486,864

		Capital Markets--1.0%
9,200		Morgan Stanley	453,836

		Chemicals--1.4%
15,500		Dow Chemical Co.	618,295

		Commercial Services & Supplies--1.9%
10,200		Brinks Co. (The)	329,970
22,600	(1)	Copart, Inc.	502,850

		Total Commercial Services & Supplies	832,820

		Communications Equipment--6.7%
48,600	(1)	Cisco Systems, Inc.	1,013,796
55,300		Motorola, Inc.	880,929
15,000		Qualcomm, Inc.	1,036,200

		Total Communications Equipment	2,930,925

		Computers & Peripherals--5.9%
6,400	(1)	Dell, Inc.	227,008
27,800		Hewlett-Packard Co.	560,170
15,700		IBM Corp.	1,366,999
16,900	(1)	Storage Technology Corp.	421,655

		Total Computers & Peripherals	2,575,832

		Construction Materials--0.5%
4,600		Vulcan Materials Co.	219,052

		Diversified Financial Services--2.4%
12,600		CIT Group, Inc.	437,976
13,600		Citigroup, Inc.	599,624

		Total Diversified Financial Services	1,037,600

		Diversified Telecommunication Services--1.4%
15,400		Verizon Communications	593,516

		Electrical Equipment--0.7%
4,900		Emerson Electric Co.	297,430

		Electronic Equipment & Instruments--3.0%
21,000	(1)	Agilent Technologies, Inc.	500,010
29,900		PerkinElmer, Inc.	525,642
41,300	(1)	Sanmina-SCI Corp.	303,142

		Total Electronic Equipment & Instruments	1,328,794

Common Stocks--continued
		Food & Staples Retailing--1.2%
10,200		Wal-Mart Stores, Inc.	$540,702

		Food Products--1.2%
16,800		Kraft Foods, Inc., Class A	513,240

		Healthcare Equipment & Supplies--2.9%
11,000		Bard (C.R.), Inc.	607,200
6,900		Bausch & Lomb, Inc.	424,971
3,200	(1)	Zimmer Holdings, Inc.	244,192

		Total Healthcare Equipment & Supplies	1,276,363

		Healthcare Providers & Services--7.4%
7,400		Aetna, Inc.	634,920
12,900	(1)	Community Health Systems, Inc.	317,469
13,700	(1)	Coventry Health Care, Inc.	700,207
26,700		IMS Health, Inc.	647,208
11,800		UnitedHealth Group, Inc.	742,220
5,500	(1)	WellChoice, Inc.	201,300

		Total Healthcare Providers & Services	3,243,324

		Household Durables--1.4%
7,200		Harman International Industries, Inc.	617,256

		Household Products--2.8%
23,400		Procter & Gamble Co.	1,220,310

		IT Services--0.6%
9,400	(1)	Checkfree Corp.	282,376

		Industrial Conglomerates--2.8%
25,700		General Electric Co.	854,525
6,400		Textron, Inc.	392,320

		Total Industrial Conglomerates	1,246,845

		Insurance--5.5%
14,000		Ace Ltd.	568,260
19,100		Aflac, Inc.	757,124
10,300		Allstate Corp.	484,924
8,600		American International Group, Inc.	607,590

		Total Insurance	2,417,898

		Machinery--1.0%
8,000		Parker-Hannifin Corp.	459,040

		Media--4.3%
20,200	(1)	Comcast Corp., Class A	553,480
9,000		McGraw-Hill Cos., Inc.	675,540
39,400	(1)	Time Warner, Inc.	656,010

		Total Media	1,885,030

		Metals & Mining--1.8%
14,500		BHP Billiton Ltd., ADR	267,960
6,400		Phelps Dodge Corp.	498,816

		Total Metals & Mining	766,776

Common Stocks--continued
		Multi-Utilities & Unregulated Power--0.8%
36,800	(1)	AES Corp.	$355,120

		Multiline Retail--4.0%
19,900		May Department Stores Co.	527,947
14,100		Nordstrom, Inc.	618,990
15,700		Penney (J.C.) Co., Inc.	628,000

		Total Multiline Retail	1,774,937

		Paper & Forest Products--1.3%
9,500		Weyerhaeuser Co.	589,000

		Pharmaceuticals--10.2%
28,600		Bristol-Myers Squibb Co.	654,940
16,500	(1)	Endo Pharmaceuticals Holdings, Inc.	316,800
13,800		Johnson & Johnson	762,726
20,400		Merck & Co., Inc.	925,140
56,750		Pfizer, Inc.	1,813,730

		Total Pharmaceuticals	4,473,336

		Road & Rail--1.2%
19,000		Norfolk Southern Corp.	507,110

		Semiconductor Equipment & Products--5.4%
6,400		Analog Devices, Inc.	254,080
105,200	(1)	Atmel Corp.	450,256
15,952	(1)	Broadcom Corp.	564,062
45,100		Intel Corp.	1,099,538

		Total Semiconductor Equipment & Products	2,367,936

		Software--8.2%
34,300	(1)	BMC Software, Inc.	537,824
88,400		Microsoft Corp.	2,515,864
12,000	(1)	Symantec Corp.	561,120

		Total Software	3,614,808

		Specialty Retail--3.9%
4,700	(1)	Advance Auto Parts, Inc.	174,464
33,400		Gap (The), Inc.	758,180
27,100		Staples, Inc.	782,648

		Total Specialty Retail	1,715,292

		Trading Companies & Distributors--1.2%
10,100		Grainger (W.W.), Inc.	534,795

		Total Investments--99.1% (identified cost $42,689,769)(2)	43,527,330

		Other Assets and Liabilities--Net--0.9%	406,284

		Total Net Assets--100%	$43,933,614

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $42,689,769.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® Value Portfolio

At July 31, 2004, the fund's sector percentages were as follows:

EQUITIES(1)	Percentage of Total Investments
Diversified Financials	17.0%
Energy	14.1%
Capital Goods	11.5%
Banks	8.7%
Technology Hardware & Equipment	6.8%
Telecommunication Services	5.3%
Health Care Equipment & Services	4.7%
Insurance	4.3%
Materials	4.2%
Media	3.8%
Pharmaceuticals & Biotechnology	3.7%
Semiconductors & Semiconductor Equipment	2.3%
Hotels, Restaurants & Leisure	2.0%
Consumer Durables & Apparel	1.7%
Food, Beverage & Tobacco	1.7%
Software & Services	1.5%
Utilities	1.5%
Retailing	1.3%
Household & Personal Products	1.0%
Automobiles & Components	0.9%
Food & Staples Retailing	0.8%

TOTAL EQUITIES PORTFOLIO VALUE	98.8%

MUTUAL FUND(2)	1.2%

TOTAL PORTFOLIO VALUE	100%

(1) Equity securities encompass primarily common stocks, but may also include preferred stocks, convertible debt securities and warrants.

(2) Represents temporary investment of cash in a non-affiliated money market fund.

Portfolio of Investments

Golden Oak® Value Portfolio

July 31, 2004 (unaudited)

Shares			Value
Common Stocks--98.3%
		Aerospace/Defense--1.8%

12,100		United Technologies Corp.	$1,131,350

		Auto Components--0.9%
14,000		Autoliv, Inc.	589,260

		Biotechnology--0.9%
11,500	(1)	Genzyme Corp.	589,720

		Capital Markets--3.9%
8,000		Bear Stearns Cos., Inc.	667,360
8,300		Goldman Sachs Group, Inc.	731,977
21,000		Merrill Lynch & Co., Inc.	1,044,120

		Total Capital Markets	2,443,457

		Chemicals--2.3%
35,500		Dow Chemical Co.	1,416,095

		Commercial Banks--5.2%
31,000		Bank of America Corp.	2,635,310
14,500		Wachovia Corp.	642,495

		Total Commercial Banks	3,277,805

		Communications Equipment--3.8%
39,000	(1)	Avaya, Inc.	571,350
83,400	(1)	Corning, Inc.	1,030,824
13,600		Scientific-Atlanta, Inc.	418,200
44,000	(1)	Tellabs, Inc.	392,040

		Total Communciations Equipment	2,412,414

		Consumer Finance--1.9%
87,900	(1)	Providian Financial Corp.	1,216,536

		Diversified Financial Services--8.7%
30,000		CIT Group, Inc.	1,042,800
54,333		Citigroup, Inc.	2,395,542
55,000		J.P. Morgan Chase & Co.	2,053,150

		Total Diversified Financial Services	5,491,492

		Diversified Telecommunication Services--4.5%
49,300		Sprint Corp.	920,924
49,000		Verizon Communications	1,888,460

		Total Diversified Telecommunication Services	2,809,384

		Electric Utilities--1.5%
27,600		Exelon Corp.	963,240

		Electronic Equipment & Instruments--0.6%
25,800	(1)	Vishay Intertechnology, Inc.	399,900

		Energy Equipment & Services--3.0%
27,400		Baker Hughes, Inc.	1,104,220
28,300	(1)	Transocean Sedco Forex, Inc.	803,720

		Total Energy Equipment & Services	1,907,940

Common Stocks--continued
		Food & Staples Retailing--0.9%
13,000		Costco Wholesale Corp.	$528,580

		Healthcare Equipment & Supplies--1.3%
5,500	(1)	Fisher Scientific International, Inc.	320,100
9,300	(1)	Millipore Corp.	490,017

		Total Healthcare Equipment & Supplies	810,117

		Healthcare Providers & Services--3.4%
12,400		CIGNA Corp.	768,924
9,700	(1)	Lincare Holdings, Inc.	309,818
8,900	(1)	PacifiCare Health Systems, Inc.	272,073
22,400	(1)	Triad Hospitals, Inc.	762,944

		Total Healthcare Providers & Services	2,113,759

		Hotels, Restaurants & Leisure--2.0%
44,500		McDonald's Corp.	1,223,750

		Household Durables--1.7%
10,700		Black & Decker Corp.	748,037
4,500		KB HOME	288,225

		Total Household Durables	1,036,262

		Household Products--1.0%
9,900		Kimberly-Clark Corp.	634,293

		Industrial Conglomerates--5.7%
79,300		General Electric Co.	2,636,725
4,400		Textron, Inc.	269,720
22,600		Tyco International Ltd.	700,600

		Total Industrial Conglomerates	3,607,045

		Insurance--4.3%
18,600		American International Group, Inc.	1,314,090
15,000	(1)	Genworth Financial, Inc., Class A	341,100
21,900		SAFECO Corp.	1,030,614

		Total Insurance	2,685,804

		Machinery--0.7%
6,800		Deere & Co.	427,108

		Media--4.3%
23,800		Comcast Corp., Class A	652,120
6,100	(1)	Getty Images, Inc.	333,182
21,600		Viacom, Inc., Class B	725,544
42,700		Walt Disney Co.	985,943

		Total Media	2,696,789

		Metals & Mining--3.9%
10,000		Alcoa, Inc.	320,300
10,000		Freeport-McMoRan Copper & Gold, Inc., Class B	348,500
38,100	(1)	International Steel Group, Inc.	1,247,013
6,600		Phelps Dodge Corp.	514,404

		Total Metals & Mining	2,430,217

		Multiline Retail--0.7%
10,500		Target Corp.	457,800

Common Stocks--continued
		Oil & Gas--11.0%
48,000		Chesapeake Energy Corp.	$736,800
17,000		ConocoPhillips	1,339,090
60,000		Exxon Mobil Corp.	2,778,000
11,900		Kerr-McGee Corp.	624,750
38,000		Marathon Oil Corp.	1,431,460

		Total Oil & Gas	6,910,100

		Pharmaceuticals--2.7%
13,900		Merck & Co., Inc.	630,365
34,000		Pfizer, Inc.	1,086,640

		Total Pharmaceuticals	1,717,005

		Real Estate--1.1%
43,100		Friedman, Billings, Ramsey Group, Inc., Class A	708,995

		Semiconductor Equipment & Products--4.1%
17,100	(1)	Applied Materials, Inc.	290,187
38,000		Intel Corp.	926,440
34,500	(1)	Lam Research Corp.	822,825
31,200	(1)	Teradyne, Inc.	533,520

		Total Semiconductor Equipment & Products	2,572,972

		Software--1.5%
33,500		Microsoft Corp.	953,410

		Specialty Retail--0.6%
26,400		Circuit City Stores, Inc.	372,240

		Thrifts & Mortgage Finance--4.7%
5,500		Countrywide Financial Corp.	396,550
10,700		Federal National Mortgage Association	759,272
10,900		MGIC Investment Corp.	773,900
45,900		Sovereign Bancorp, Inc.	999,243

		Total Thrifts & Mortgage Finance	2,928,965

		Tobacco--1.7%
22,900		Altria Group, Inc.	1,090,040

		Trading Companies & Distributors--1.2%

14,400		Grainger (W.W.), Inc.	762,480

		Wireless Telecommunication Services--0.8%
19,200	(1)	Western Wireless Corp., Class A	506,688

		Total Common Stocks (identified cost $58,320,628)	61,823,012

		Mutual Fund--1.2%
761,794	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	761,794

		Total Investments--99.5% (identified cost $59,082,422)(3)	62,584,806

		Other Assets and Liabilities--Net--0.5%	294,833

		Total Net Assets--100%	$62,879,639

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $59,082,422.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® Small Cap Value Portfolio

At July 31, 2004, the fund's sector percentages were as follows:

EQUITIES(1)	Percentage of Total Investments
Capital Goods	12.9%
Technology Hardware & Equipment	10.2%
Banks	10.0%
Consumer Durables & Apparel	8.4%
Materials	8.2%
Retailing	8.2%
Semiconductors & Semiconductor Equipment	6.1%
Energy	5.3%
Real Estate	4.6%
Software & Services	4.5%
Health Care Equipment & Services	4.1%
Insurance	2.8%
Commercial Services & Supplies	2.7%
Transportation	2.1%
Automobiles & Components	2.0%
Diversified Financials	1.8%
Utilities	1.8%
Food, Beverage & Tobacco	1.3%
Hotels, Restaurants & Leisure	1.0%
Media	0.7%
Telecommunication Services	0.1%

TOTAL EQUITIES PORTFOLIO VALUE	98.8%

MUTUAL FUND(2)	1.2%

TOTAL PORTFOLIO VALUE	100%

(1) Equity securities encompass primarily common stocks, but may also include preferred stocks, convertible debt securities and warrants.

(2) Represents temporary investment of cash in a non-affiliated money market fund.

Portfolio of Investments

Golden Oak® Small Cap Value Portfolio

July 31, 2004 (unaudited)

Shares			Value
Common Stocks--98.9%
		Aerospace/Defense--3.4%
12,500	(1)	DRS Technologies, Inc.	$446,500
14,000	(1)	Essex Corp.	125,860
20,500	(1)	KVH Industries, Inc.	165,845
11,000	(1)	United Defense Industries, Inc.	381,150

		Total Aerospace/Defense	1,119,355

		Air Freight & Logistics--0.4%
4,100	(1)	Hub Group, Inc.	133,824

		Airlines--0.2%
7,000	(1)	AirTran Holdings, Inc.	78,050

		Auto Components--2.0%
21,100		ArvinMeritor, Inc.	419,257
8,000		Modine Manufacturing Co.	237,280

		Total Auto Components	656,537

		Beverages--0.6%
1,500		Coors Adolph Co., Class B	103,140
3,500	(1)	The Boston Beer Co., Inc., Class A	80,430

		Total Beverages	183,570

		Building Products--2.5%
5,000		American Woodmark Corp.	284,550
9,000	(1)	Griffon Corp.	188,730
9,900		York International Corp.	352,242

		Total Building Products	825,522

		Capital Markets--1.8%
4,500	(1)	Piper Jaffray Cos., Inc.	183,375
9,000		Raymond James Financial, Inc.	210,330
10,500		Waddell & Reed Financial, Inc., Class A	203,910

		Total Capital Markets	597,615

		Chemicals--3.7%
15,500		Albemarle Corp.	477,400
15,400		Ferro Corp.	306,614
7,000		Georgia Gulf Corp.	248,850
10,000		Schulman (A.), Inc.	208,200

		Total Chemicals	1,241,064

		Commercial Banks--4.6%
28,000		Colonial BancGroup, Inc.	540,120
10,000		Greater Bay Bancorp	263,500
18,633		Republic Bancorp, Inc.	272,973
13,000		Sky Financial Group, Inc.	303,550
5,700		South Financial Group, Inc.	154,413

		Total Commercial Banks	1,534,556

Common Stocks--continued
		Commercial Services & Supplies--2.7%
12,000		HNI Corp.	$485,400
11,000	(1)	Labor Ready, Inc.	154,220
10,000		Miller Herman, Inc.	268,000

		Total Commercial Services & Supplies	907,620

		Communications Equipment--5.7%
24,000	(1)	3Com Corp.	118,320
36,000	(1)	Applied Innovation, Inc.	106,200
29,000	(1)	Ditech Communications Corp.	597,110
11,000	(1)	Foundry Networks, Inc.	112,860
8,000		Harris Corp.	379,840
2,500	(1)	Netgear, Inc.	28,525
1,722	(1)	Safenet, Inc.	50,041
3,000	(1)	Sierra Wireless	94,410
20,500	(1)	Tekelec, Inc.	398,315

		Total Communications Equipment	1,885,621

		Computers & Peripherals--0.6%
8,000	(1)	Novatel Wireless, Inc.	183,760

		Construction & Engineering--0.8%
9,500	(1)	Dycom Industries, Inc.	255,930

		Construction Materials--2.7%
7,500		Eagle Materials, Inc.	494,850
10,000		Lafarge North America, Inc.	418,900

		Total Construction Materials	913,750

		Containers & Packaging--0.2%
5,000		Rock-Tenn Co.	70,850

		Diversified Telecommunication Services--0.1%
9,000	(1)	Cincinnati Bell, Inc.	36,360

		Electric Utilities--1.8%
19,000		MGE Energy, Inc.	599,070

		Electrical Equipment--1.2%
4,000	(1)	Genlyte Group, Inc.	249,200
5,700		Smith (A.O.) Corp.	163,704

		Total Electrical Equipment	412,904

		Electronic Equipment & Instruments--4.0%
8,500		BEI Technologies, Inc.	204,085
27,500	(1)	Orbotech Ltd.	468,023
16,000	(1)	Photon Dynamics, Inc.	439,840
10,500	(1)	Rofin-Sinar Technologies, Inc.	222,705

		Total Electronic Equipment & Instruments	1,334,653

		Energy Equipment & Services--3.8%
7,000	(1)	Atwood Oceanics, Inc.	270,620
12,000		Helmerich & Payne, Inc.	303,840
11,300	(1)	Matrix Services Co.	78,535
12,000		Tidewater, Inc.	364,200
Common Stocks--continued
		Energy Equipment & Services--continued
7,300	(1)	Unit Corp.	$235,425

		Total Energy Equipment & Services	1,252,620

		Food Products--0.7%
6,500	(1)	J&J Snack Foods Corp.	238,745

		Healthcare Equipment & Supplies--1.8%
13,000		Datascope Corp.	451,230
4,500	(1)	Edwards Lifesciences Corp.	158,265

		Total Healthcare Equipment & Supplies	609,495

		Healthcare Providers & Services--2.2%
7,500	(1)	LifePoint Hospitals, Inc.	250,575
8,000	(1)	PacifiCare Health Systems, Inc.	244,560
15,400	(1)	Service Corp. International	97,790
3,500	(1)	Sierra Health Services, Inc.	154,700

		Total Healthcare Providers & Services	747,625

		Hotels, Restaurants & Leisure--1.0%
1,000		CBRL Group, Inc.	33,220
9,500	(1)	Jack in the Box, Inc.	303,050

		Total Hotels, Restaurants & Leisure	336,270

		Household Durables--1.4%
7,000		Ethan Allen Interiors, Inc.	260,050
2,000		Ryland Group, Inc.	154,840
3,000	(1)	Universal Electronics, Inc.	51,960

		Total Household Durables	466,850

		Insurance--2.8%
3,500		Gallagher (Arthur J.) & Co.	108,395
3,000	(1)	ProAssurance Corp.	95,070
20,500		Selective Insurance Group, Inc.	738,205

		Total Insurance	941,670

		Internet & Catalog Retail--0.5%
8,200	(1)	J. Jill Group, Inc.	152,274

		Internet Software & Services--1.1%
5,500	(1)	United Online, Inc.	85,800
7,400	(1)	Websense, Inc.	282,606

		Total Internet Software & Services	368,406

		Leisure Equipment & Products--2.0%
4,500		Brunswick Corp.	175,635
6,700	(1)	Leapfrog Enterprises, Inc.	132,660
5,300		Polaris Industries, Inc., Class A	253,340
3,100	(1)	RC2 Corp.	97,340

		Total Leisure Equipment & Products	658,975

		Machinery--5.1%
9,000	(1)	AGCO Corp.	188,280
6,100		Albany International Corp., Class A	182,512
3,500		Cascade Corp.	102,445
Common Stocks--continued
		Machinery--continued
11,500		Crane Co.	$319,930
6,300	(1)	Gardner Denver, Inc.	168,714
7,600		Mueller Industries, Inc.	289,712
6,500		Reliance Steel & Aluminum Co.	258,830
5,000	(1)	Terex Corp.	194,550

		Total Machinery	1,704,973

		Media--0.7%
10,000	(1)	Hearst-Argyle Television, Inc.	226,300

		Metals & Mining--1.2%
9,000		Quanex Corp.	409,500

		Oil & Gas--1.5%
10,497	(1)	Cimarex Energy Co.	341,467
3,100	(1)	The Houston Exploration Co.	167,400

		Total Oil & Gas	508,867

		Paper & Forest Products--0.3%
8,500		Glatfelter (P.H.) Co.	113,305

		Real Estate--4.6%
5,000		CBL & Associates Properties, Inc.	275,500
12,500		Maguire Properties, Inc.	309,375
11,500		Reckson Associates Realty Corp.	318,665
9,500		Washington Real Estate Investment Trust	265,430
11,500		Weingarten Realty Investors	354,200

		Total Real Estate	1,523,170

		Road & Rail--1.5%
11,500	(1)	Yellow Roadway Corp.	500,365

		Semiconductor Equipment & Products--6.1%
7,000	(1)	Cabot Microelectronics Corp.	248,430
27,000		Cohu, Inc.	511,245
17,000	(1)	DSP Group, Inc.	335,070
17,100	(1)	ESS Technology, Inc.	117,135
23,000	(1)	LTX Corp.	186,990
11,000	(1)	Photronics, Inc.	159,170
15,200	(1)	Trident Microsystems, Inc.	185,592
11,000	(1)	Ultratech Stepper, Inc.	137,060
8,700	(1)	Zoran Corp.	153,903

		Total Semiconductor Equipment & Products	2,034,595

		Software--3.4%
10,000	(1)	Activision, Inc.	146,500
2,500	(1)	Hyperion Solutions Corp.	102,550
12,500	(1)	Progress Software Corp.	257,875
19,000	(1)	Sybase, Inc.	276,830
11,500	(1)	Take-Two Interactive Software, Inc.	360,180

		Total Software	1,143,935

Common Stocks--continued
		Specialty Retail--7.7%
17,600		Abercrombie & Fitch Co., Class A	$649,088
28,000	(1)	AnnTaylor Stores Corp.	751,520
10,500	(1)	Barnes & Noble, Inc.	360,990
9,900		Boise Cascade Corp.	319,275
19,000		Foot Locker, Inc.	427,500
4,000	(1)	Too, Inc.	59,920

		Total Specialty Retail	2,568,293

		Textiles, Apparel & Luxury Goods--5.1%
6,000	(1)	Columbia Sportswear Co.	328,500
7,500		Oxford Industries, Inc.	296,775
8,500	(1)	Timberland Co., Class A	493,340
40,500	(1)	Tommy Hilfiger Corp.	567,000

		Total Textiles, Apparel & Luxury Goods	1,685,615

		Thrifts & Mortgage Finance--5.4%
13,500		Astoria Financial Corp.	461,160
5,100		PFF Bancorp, Inc.	187,272
22,112		Washington Federal, Inc.	553,906
13,000		Webster Financial Corp. Waterbury	609,960

		Total Thrifts & Mortgage Finance	1,812,298

		Total Common Stocks (identified cost $25,918,872)	32,974,757

		Mutual Fund--1.3%

417,148	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	417,148

		Total Investments--100.2% (identified cost $26,336,020)(3)	33,391,905

		Other Assets and Liabilities--Net--0.2%	(49,892)

		Total Net Assets--100%	$33,342,013

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $26,336,020.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® International Equity Portfolio

At July 31, 2004, the fund's country percentages were as follows:

EQUITIES(1)	Percentage of Total Investments
Australia	3.6%
Austria	1.8%
Bermuda	0.0%
Canada	1.8%
China	0.9%
France	13.6%
Germany	5.1%
Greece	2.9%
Hong Kong	3.4%
India	0.0%
Indonesia	0.7%
Italy	2.1%
Japan	23.4%
Korea	1.8%
Netherlands	6.1%
Norway	1.5%
Portugal	1.1%
Russia	1.0%
Singapore	1.4%
Spain	2.8%
Sweden	0.3%
Switzerland	7.3%
Thailand	1.7%
United Kingdom	15.7%

TOTAL EQUITIES PORTFOLIO VALUE	100%

(1) Equity securities encompass primarily common stocks, but may also include preferred stocks, convertible debt securities and warrants.

Portfolio of Investments

Golden Oak® International Equity Portfolio

July 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
Common Stocks--98.8%
		Australia--3.5%
24,780		CSL Ltd.	$443,350
53,241		Lend Lease Corp. Ltd.	388,647
101,397		Promina Group Ltd.	281,124
133,939		WMC Resources Ltd.	488,861

		Total Australia	1,601,982

		Austria--1.8%
14,086		Bank Austria Creditanstalt	830,048

		Bermuda--0.0%
3,000	(1)	Ports Design Ltd.	5,644

		Canada--1.8%
18,812		Quebecor World, Inc.	415,152
15,654	(1)	Shoppers Drug Mart Corp.	402,094

		Total Canada	817,246

		China--0.9%
1,700,000		Harbin Power Equipment Co. Ltd., Class H	420,643

		France--13.4%
36,690		AXA	753,029
16,134		Carrefour SA	768,771
6,335		Essilor International SA	388,842
10,360		Lafarge SA	886,891
10,440		PSA Peugeot Citroen	601,894
13,980		Sanofi Synthelabo SA	926,167
14,824		Veolia Environnement	394,972
5,365		Vinci	545,399
33,426	(1)	Vivendi Universal SA	834,741

		Total France	6,100,706

		Germany--5.1%
7,845		Allianz AG Holding	757,424
20,822	(1)	Deutsche Postbank AG	718,263
30,940	(1)	Deutsche Telekom AG, Class REG	517,834
4,333		Siemens AG	303,782

		Total Germany	2,297,303

		Greece--2.9%
30,083		EFG Eurobank	650,342
9,600		Germanos S.A.	252,782
32,330		Hellenic Telecommunication Organization SA	392,607

		Total Greece	1,295,731

		Hong Kong--3.4%
300,000		Hysan Development Co. Ltd.	540,388
85,500		Swire Pacific Ltd., Class A	570,004
315,000		Industrial & Commercial Bank of China, Ltd.	424,041

		Total Hong Kong	1,534,433

Common Stocks--continued
		India--0.0%
5,000		SAW Pipes Ltd.	$19,449

		Indonesia--0.7%
712,750		Indonesian Satellite Corp.	321,567

		Italy--2.1%
46,855		ENI SpA	963,347

		Japan--23.1%
25,000		Aica Kogyo Co. Ltd.	309,591
44,900		Chugai Pharmaceutical Co. Ltd.	706,238
38,000		Daiwa House Industry Co. Ltd.	395,737
177		Dentsu, Inc.	452,071
134		East Japan Railway Co.	731,490
106,000		Fuji Electric Co.	260,245
93,000		Haseko Corp.	194,874
53,000		Komatsu Ltd.	313,153
20,000		Marui Co.	241,917
46,000		Matsushita Electric Industrial Co.	613,912
71		Mitsubishi Tokyo Financial Group, Inc.	636,602
78,000		Mitsui & Co.	585,728
54,000		Mitsui Fudosan Co.	601,214
108,000		Nippon Mitsubishi Oil Corp.	665,318
34,100		Nippon Thompson	229,388
65,000		Nissan Shatai Co. Ltd.	416,206
8,400		Nitori Co.	518,980
88,000		Obayashi Corp.	419,443
8,100		Sanyo Shinpan Finance Co. Ltd.	449,454
529,000		Sumitomo Metal Industries	570,889
22,600		Toyota Motor Corp.	910,545
72	(1)	UFJ Holdings, Inc.	289,437

		Total Japan	10,512,432

		Korea--1.7%
5,890		Honam Petrochem Corp.	210,842
10,000		LG Chem Ltd.	332,764
683		Samsung Electronics Co.	243,324

		Total Korea	786,930

		Netherlands--6.0%
91,944	(1)	Ahold NV	683,192
31,980		ING Groep NV	741,338
53,790		Reed Elsevier NV	686,842
27,943		TPG NV	611,806

		Total Netherlands	2,723,178

		Norway--1.5%
53,381		Statoil ASA	667,795

Common Stocks--continued
		Portugal--1.1%
22,400	(1)	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$481,825

		Russia--0.9%
3,655		Mobile Telesystems, ADR	427,818

		Singapore--1.4%
149,800		Keppel Corp. Ltd.	636,352

		Spain--2.8%
49,989		Banco Bilbao Vizcaya Argentaria SA	664,753
40,549		Telefonica SA	590,412

		Total Spain	1,255,165

		Sweden--0.3%
5,400		AB Lindex	133,674

		Switzerland--7.2%
133,958	(1)	ABB Ltd.	722,712
12,555		Roche Holding AG	1,240,012
5,200	(1)	Saurer Ag	258,011
12,592		Syngenta AG	1,039,666

		Total Switzerland

			3,260,401

		Thailand--1.7%
327,000	(1)	Kasikornbank PCL	376,044
67,500		Siam Cement Co. Ltd.	398,741

		Total Thailand	774,785

		United Kingdom--15.5%
26,838		Abbey National Bank PLC, London	277,112
26,000		Antofagasta Holdings PLC	473,473
22,218		British Land Co.	284,434
216,811		Centrica PLC	933,757
31,677		GlaxoSmithKline PLC	644,346
90,256		Kingfisher PLC	466,784
48,264		Prudential Corp. PLC	398,586
90,642		Scottish & Newcastle PLC	658,603
58,772		Scottish & Southern Energy PLC	768,987
156,672		Shell Transport & Trading Co.	1,136,950
472,809		Vodafone Group PLC	1,026,752

		Total United Kingdom	7,069,784

		Total Investments--98.8% (identified cost $41,299,044)(2)	44,938,238

		Other Assets and Liabilites--Net--1.2%	562,648

		Total Net Assets--100%	$45,500,886

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $41,299,044.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® Intermediate-Term Income Fund

At July 31, 2004, the fund's asset allocations were as follows:

Percentage of Total Investments
Corporate Bonds	62.1%
Government Agency Obligations	19.2%
Mortgage Backed Securities	11.3%
U.S. Treasury Obligations	6.0%
Mutual Fund(1)	1.4%

TOTAL	100%

(1) Represents temporary investment of cash in a non-affiliated money market fund.

At July 31, 2004, the fund's sector percentages were as follows:

Moody's Ratings as Percentage of Investments
Aa

12.4%
A	36.1%
Baa	13.6%
Not Rated	37.9%

TOTAL PORTFOLIO VALUE	100%

The table above depicts the credit quality ratings (without regard to gradations) assigned to the Fund's portfolio holdings by Moody's, which is a Nationally Recognized Statistical Ratings Organization (NRSRO). Rated securities may include a security issued by an issuer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Because US Government securities are not rated by NRSROs, they have also been included in the "Not Rated" category. As of July 31, 2004, Government securities comprised 36.5% of the Fund's total investments and non-Government securities that are not rated by any NRSRO comprised 1.4% of the Fund's total investments. Please note that credit ratings do not protect the value of Fund shares against interest rate risk.

Portfolio of Investments

Golden Oak® Intermediate-Term Income Fund

July 31, 2004 (unaudited)

Principal Amount			Value
U.S. Treasury--6.0%
		U.S. Treasury Notes--6.0%
$2,500,000		6.125%, 8/15/2007	$2,716,025
1,000,000		6.625%, 5/15/2007	1,095,470
1,600,000		7.875%, 11/15/2004	1,629,120

		Total U.S. Treasury (identified Cost $5,153,216)	5,440,615

Government Agencies--19.0%
		FHLB
2,000,000		Bond, 2.375%, 2/15/2006	1,992,900
3,500,000		Bond, 5.740%, 2/25/2005	3,575,390

		Total FHLB	5,568,290

		FHLMC
1,000,000		Note, 1.875%, 1/15/2005	1,000,270
2,000,000		6.875%, 9/15/2010	2,265,720

		Total FHLMC	3,265,990

		FNMA
3,000,000		Bond, 3.500%, 9/15/2004	3,007,410
2,500,000		3.875%, 3/15/2005	2,529,200
3,000,000		Unsecd. Note, 6.500%, 8/15/2004	3,005,640

		Total FNMA	8,542,250

		Total Government Agencies (identified cost $17,030,994)	17,376,530

Collateralized Mortgage Obligations--0.0%
20,230		FNMA, Class A, 5.989%, 4/25/2020 (identified cost $20,348)	20,230

Mortgage-Backed Securities--11.1%
		FNMA
5,051,753		Pool 380530, 6.39%, 8/1/2013	5,460,452
2,913,626		Pool 381040, 6.46%, 12/1/2028	3,238,026
1,317,425		Pool 109138, 7.04%, 8/1/2012	1,502,024

		Total Mortgage-Backed Securities (identified cost $9,381,970)	10,200,502

Corporate Bonds--61.4%
		Asset-Backed Securities--2.4%
2,000,000		CSX Transportation, Inc., Equip. Trust, 6.40%, 6/15/2009	2,174,260

		Auto Components--2.4%
2,000,000		TRW, Inc., Note, 7.37%, 4/18/2007	2,170,400

		Automobiles--1.1%
1,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	1,043,830

		Capital Markets--3.7%
1,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,069,900
2,000,000		Schwab (Charles) Corp., Sr. Note, 8.05%, 3/1/2010	2,304,440

		Total Capital Markets	3,374,340

		Commercial Banks--7.2%
2,000,000		Bank of America Corp., Note, 7.875%, 5/16/2005	2,084,420
2,000,000		National Australia Bank Ltd., Melbourne, Sub. Note, (Series A), 8.60%, 5/19/2010	2,385,380
2,000,000		National City Corp., Sub. Note, 5.75%, 2/1/2009	2,123,420

		Total Commercial Banks	6,593,220

Corporate Bonds--continued
		Commercial Services & Supplies--1.1%
$1,000,000		Donnelley (R.R.) & Sons Co., Note, 6.70%, 7/5/2005	$1,034,500

		Consumer Finance--11.2%
2,000,000		American General Finance Corp., Note, (Series F), 6.10%, 5/22/2006	2,107,820
1,500,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	1,582,818
4,000,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	4,357,200
2,000,000		Household Finance Corp., Note, 7.875%, 3/1/2007	2,213,020

		Total Consumer Finance	10,260,858

		Diversified Financial Services--5.0%
2,000,000		Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	2,267,160
2,000,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	2,320,800

		Total Diversified Financial Services	4,587,960

		Electric Utilities--1.2%
1,000,000		Wisconsin Energy Corp., Sr. Note, 6.50%, 4/1/2011

			1,086,060

		Electrical Equipment--3.5%
2,000,000		Cooper Industries, Ltd., Note, (Series MTN3), 6.375%, 5/8/2008	2,154,360
1,000,000		Hubbell, Inc., Note, 6.625%, 10/1/2005	1,044,940

		Total Electrical Equipment	3,199,300

		Finance--3.8%
2,000,000		Associates Corp. of North America, Deb., 8.55%, 7/15/2009	2,363,280
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,097,880

		Total Finance	3,461,160

		Food & Staples Retailing--6.0%
2,000,000		Albertsons, Inc., Sr. Note, 8.35%, 5/1/2010	2,329,620
3,000,000		SUPERVALU, Inc., Note, 6.64%, 6/9/2006	3,179,430

		Total Food & Staples Retailing	5,509,050

		Industrial--1.2%
1,000,000		Boeing Capital Corp., Sr. Note, (Series MTN), 7.25%, 2/1/2011	1,098,780

		Industrial Conglomerates--2.3%
2,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,090,360

		Machinery--1.2%
1,000,000		Caterpillar, Inc., Note, 6.55%, 5/1/2011	1,109,720

		Tobacco--1.7%
1,500,000		Altria Group, Inc., Note, 7.00%, 7/15/2005	1,550,865

		Yankee-6.4%
3,917,000		BHP Finance (USA), Inc., Company Guarantee, 8.50%, 12/1/2012	4,839,258
1,000,000		Telefonica Europe, Company Guarantee, 7.35%, 9/15/2005	1,053,730

		Total Yankee	5,892,988

		Total Corporate Bonds (identified cost $51,477,305)	56,237,651

Shares

			Value
Common Stock--0.0%
		Airlines--0.0%
383	(1)	US Airways Group, Inc., Class A (identified cost $1,047)	$1,104

Mutual Fund--1.4%
1,305,966	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	1,305,966

		Total Investments--98.9% (identified cost $84,370,846)(3)
			90,582,598

		Other Assets and Liabilities--Net--1.1%
			1,051,513

		Total Net Assets--100%
			$91,634,111

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $84,370,846.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® Michigan Tax Free Bond Portfolio

At July 31, 2004, the fund's asset allocations were as follows:

Percentage of Total Investments
Tax Free Michigan Municipals Securities	91.1%
Mutual Fund(1)	8.9%

TOTAL	100%

(1) Represents temporary investment of cash in a non-affiliated money market fund.

At July 31, 2004, the fund's sector percentages were as follows:

S&P Ratings as Percentage of Investments		Moody's Ratings as Percentage of Investments
AAA	58.6%	Aaa	54.0%
A	12.7%	Aa	15.7%
AA	8.8%	A	7.0%
BBB	2.3%	Baa	0.6%
Not Rated	17.6%	Not Rated	22.7%

TOTAL PORTFOLIO VALUE	100%	TOTAL PORTFOLIO VALUE	100%

The table above depicts the credit quality ratings assigned to the Fund's portfolio holdings by S&P and Moody's, which are Nationally Recognized Statistical Ratings Organizations (NRSROs). Rated securities include a security issued by an issuer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. The table depicts the ratings as assigned only by the NRSRO identified in the table heading (without regard to gradations within a given rating category). Thus, holdings that are rated, but by a different NRSRO than the one identified, have been placed in the "Not Rated..." category.

Portfolio of Investments

Golden Oak® Michigan Tax Free Bond Portfolio

July 31, 2004 (unaudited)

Principal Amount			Value
Long-Term Municipals--90.4%
		Michigan--90.4%
$365,000		Anchor Bay, MI, School District, (Series II), 6.125% (Q-SBLF LOC)/(Original Issue Yield: 5.15%), 5/1/2011	$422,276
250,000		Big Rapids, MI, Public School District, GO UT, 7.30% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.15%), 5/1/2005	260,887
1,500,000		Bishop, MI, International Airport Authority, (Series B), 5.125% (Original Issue Yield: 5.25%), 12/1/2017	1,504,320
860,000		Central Michigan University, Refunding Revenue Bonds, 5.20% (FGIC LOC)/(Original Issue Yield: 5.227%), 10/1/2009	932,163
500,000		Detroit, MI, Water Supply System, (Series A), 5.10% (MBIA LOC)/(Original Issue Yield: 5.20%), 7/1/2007	537,030
1,000,000		Detroit, MI, Water Supply System, (Series A), 5.75% (FGIC LOC)/(Original Issue Yield: 5.84%), 7/1/2019	1,136,220
200,000		Detroit, MI, GO UT, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.10%), 5/1/2005	202,574
1,000,000		Detroit, MI, GO UT, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.29%), 5/1/2008	1,086,960
315,000		East Lansing, MI, (Series B), 4.85% (Original Issue Yield: 4.849%), 10/1/2007	316,701
1,100,000		Farmington, MI, Public School District, GO UT, 4.00% (Q-SBLF LOC)/(Original Issue Yield: 4.27%), 5/1/2009	1,145,617
675,000		Ferris State University of Michigan, Refunding Revenue Bonds, 5.40% (AMBAC LOC)/ (Original Issue Yield: 5.45%), 10/1/2009	735,115
200,000		Grand Rapids, MI, 6.60% (MBIA LOC)/(Original Issue Yield: 6.70%), 6/1/2008	204,850
1,575,000		Howell, MI, Public Schools, GO UT, 5.25% (Q-SBLF LOC)/(Original Issue Yield: 4.89%), 5/1/2017	1,692,038
250,000		Iron Mountain, MI, GO UT, 5.00% (AMBAC LOC), 5/1/2005	254,680
1,575,000		Jenison, MI, Public Schools, GO UT, 5.25% (FGIC LOC)/(Original Issue Yield: 4.56%), 5/1/2011	1,740,895
500,000		Kent County, MI, Building Authority, GO LT, 5.00% (Original Issue Yield: 5.10%), 12/1/2006	513,190
500,000		Kent County, MI, Building Authority, GO LT, 5.10% (Original Issue Yield: 5.20%), 12/1/2007	513,495
1,000,000		Lake Orion, MI, School District, (Series A), GO UT, 5.75% (Original Issue Yield: 5.89%), 5/1/2015	1,133,410
810,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006	869,065
500,000		Michigan Public Power Agency, Campbell Project (Series A), 5.50% (AMBAC LOC), 1/1/2006	525,190
1,100,000		Michigan State Building Authority, (Series I), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,122,044
500,000		Michigan State Building Authority, State Police Communication System, 3.40% (MBIA Insurance Corp. LOC)/ (Original Issue Yield: 3.45%), 10/1/2009	506,500
1,000,000		Michigan State Hospital Finance Authority, (Series A), 5.00% (McLaren Obligated Group)/ (Original Issue Yield: 5.05%), 10/15/2004	1,006,670
600,000		Michigan State Hospital Finance Authority, (Series A), 5.10% (Henry Ford Health System, MI)/ (Original Issue Yield: 5.20%), 5/15/2006	632,034
750,000		Michigan State Hospital Finance Authority, (Series A), 5.20% (McLaren Obligated Group)/ (Original Issue Yield: 5.25%), 10/15/2006	766,522
60,000		Michigan State Hospital Finance Authority, (Series P), 4.90% (MBIA Insurance Corp. LOC)/ (Original Issue Yield: 5.10%), 8/15/2005	61,474
2,180,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/ (Original Issue Yield: 4.70%), 8/15/2005	2,255,690
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00%, 5/15/2008	981,600
480,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.20% (MBIA LOC)/ (Original Issue Yield: 5.199%), 11/15/2007	516,173
450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.30% (MBIA LOC)/ (Original Issue Yield: 5.299%), 11/15/2006	481,090
450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.40% (MBIA LOC)/ (Original Issue Yield: 5.399%), 11/15/2006	478,822
1,400,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (FSA LOC)/ (Original Issue Yield: 4.95%), 6/1/2008	1,530,494
400,000		Michigan State South Central Power Agency, Refunding Revenue Bonds, 5.80% (MBIA LOC)/ (Original Issue Yield: 5.90%), 11/1/2005	420,576
1,105,000		Michigan State Strategic Fund, (Series A), 5.40% (First of America Bank LOC)/(Original Issue Yield: 5.399%), 8/1/2007	1,205,986
Principal Amount or Shares			Value
Long-Term Municipals--continued
$1,065,000		Michigan State Strategic Fund, (Series A), 5.50% (First of America Bank LOC)/(Original Issue Yield: 5.499%), 8/1/2007	$1,165,398
350,000		Michigan State Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/ (Original Issue Yield: 7.127%), 2/1/2006	371,581
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.60%), 5/1/2006	316,230
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.75%), 5/1/2008	315,324
500,000		Northville, MI, Public School District, GO UT, 5.00% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.05%), 5/1/2010	531,220
300,000		Novi, MI, GO UT, 3.25% (Original Issue Yield: 3.11%), 10/1/2011	296,547
1,000,000		Oakland County, MI, EDC, LT Obligation Refunding Revenue Bonds, (Series 1994B), 6.375% (Cranbrook Educational Community)/(United States Treasury GTD), 11/1/2014	1,012,800
275,000		Pewamo Westphalia, MI, Community School District, GO UT, 5.00% (FGIC and Q-SBLF LOCs)/ (Original Issue Yield: 4.55%), 5/1/2006	288,885
1,100,000		Plymouth-Canton, MI, Community School District, GO UT, 4.50% (FGIC and Q-SBLF LOCs)/ (Original Issue Yield: 4.55%), 5/1/2008	1,133,044
500,000		Portage, MI, Public Schools, GO UT, 4.35% (FSA LOC)/(Original Issue Yield: 4.47%), 5/1/2009	518,770
500,000		Portage, MI, Public Schools, GO UT, 4.45% (FSA LOC)/(Original Issue Yield: 4.57%), 5/1/2012	517,615
1,000,000		Rochester, MI, Community School District, GO UT, 5.50% (MBIA and Q-SBLF LOCs)/ (Original Issue Yield: 4.65%), 5/1/2006	1,060,530
1,500,000		Roseville, MI, School District, GO UT, 4.45% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.45%), 5/1/2006	1,563,795
5,000,000		Saginaw, MI, Hospital Finance Authority, (Series F), 6.50% (Original Issue Yield: 6.645%), 7/1/2030	5,339,150
1,250,000		Trenton, MI, Building Authority, GO UT, 5.625% (AMBAC LOC)/(Original Issue Yield: 5.73%), 10/1/2021	1,369,513
1,000,000		Troy, MI, City School District, GO UT, 4.75% (Q-SBLF LOC)/(Original Issue Yield: 4.80%), 5/1/2007	1,051,490
1,000,000		University of Michigan, (Series A-1), 5.25% (Original Issue Yield: 4.98%), 12/1/2009	1,072,540
1,375,000		Washtenaw Community College, MI, (Series A), 4.35% (Original Issue Yield: 4.35%), 4/1/2005	1,402,143
1,200,000		Washtenaw Community College, MI, (Series A), 4.90% (Original Issue Yield: 4.90%), 4/1/2006	1,257,528
1,450,000		Waterford, MI, School District, GO UT, 4.85% (Q-SBLF LOC)/(Original Issue Yield: 4.90%), 6/1/2010	1,515,468
900,000		West Bloomfield, MI, School District, GO UT, 5.70% (FGIC LOC)/(Original Issue Yield: 5.75%), 5/1/2014	1,017,720
1,000,000		Wixon, MI, GO UT, 4.75% (AMBAC LOC)/(Original Issue Yield: 4.986%), 5/1/2011	1,017,840
1,700,000		Wyandotte, MI Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA LOC)/ (Original Issue Yield: 6.55%), 10/1/2008	1,848,767

		Total Long-Term Municipals (Identified Cost $50,492,247)	53,676,249

		Mutual Funds--8.8%
2,555,674		AIM Tax Exempt	2,555,674
2,670,186	(1)	Municipal Obligations Fund, IS Shares	2,670,186

		Total Mutual Funds (At Net Asset Value)	5,225,860

		Total Investments--99.2% (identified cost $55,802,799)(2)	58,902,109

		Other Assets and Liabilities--Net--0.8%	460,970

		Total Net Assets--100%	$59,363,079

At July 31, 2004, the Fund holds no securities that are subject to alternative minimum tax (AMT).

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $55,760,453.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Portfolio of Investments Summary Tables

Golden Oak® Prime Obligation Portfolio

At July 31, 2004, the fund's asset allocations were as follows:

Percentage of Total Investments
Commercial Paper	40.1%
Government Agency Obligations	27.8%
Notes Variable	24.6%
Certificates of Deposit	4.4%
Repurchase Agreement	2.7%
Collateralized Mortgage Obligations	0.4%

TOTAL PORTFOLIO VALUE	100%

Portfolio of Investments

Golden Oak® Prime Obligation Portfolio

July 31, 2004 (unaudited)

Principal Amount			Value
Commercial Paper--40.0%
		Asset-Backed Securities--11.2%
$2,500,000		Edison Asset Securitization LLC, 1.410%, 9/10/2004	$2,496,083
2,500,000		Delaware Funding Corp., 1.420%, 9/16/2004	2,495,464
2,500,000		Mont Blanc Capital Corp., 1.310%, 8/16/2004	2,498,635
2,500,000		Park Avenue Receivables Corp., 1.330%, 8/16/2004	2,498,615
2,000,000		Preferred Receivable Funding, 1.390%, 8/23/2004	1,998,301
1,100,000		Variable Funding Capital Corp., 1.400%-1.420%, 9/7/2004-9/15/2004	1,098,048

		Total Asset-Backed Securities	13,085,146

		Banking--4.3%
2,000,000		Nationwide Building Society, 1.526%, 10/1/2004	1,994,917
3,000,000		Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 1.230%, 10/12/2004	3,000,000

		Total Banking	4,994,917

		Beverages--1.9%
2,250,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.380%, 9/1/2004	2,247,326

		Commercial Banks--3.4%
2,000,000		Old Line Funding Corp., 1.300%, 8/16/2004	1,998,917
2,000,000		Wells Fargo & Co., 1.300%, 8/10/2004	2,000,000

		Total Commercial Banks	3,998,917

		Diversified Manufacturing--1.2%
1,400,000		General Electric Capital Services, 1.320%, 8/17/2004	1,399,179

		Financials--2.1%
2,500,000		Apreco, Inc., 1.330%, 8/18/2004	2,498,430

		Financing Entity--3.9%
2,500,000		Cafco LLC, 1.351%, 8/20/2004	2,498,245
2,000,000		Clipper Receivables Corp., 1.290%, 8/6/2004	1,999,642

		Total Financing Entity	4,497,887

		Financial Institutions--1.7%
2,000,000		Windmill Funding Corp., 1.130%, 8/4/2004	1,999,812

		Food Products--2.8%
3,200,000		Archer-Daniels-Midland Co., 1.080%, 8/17/2004	3,198,464

		Insurance--3.9%
2,287,000		Galaxy Funding Inc., 1.220%-1.410%, 8/17/2004-9/10/2004	2,284,735
2,200,000		Yorktown Capital LLC, 1.350%, 8/23/2004	2,198,185

		Total Insurance	4,482,920

		Integrated Oils--1.7%
2,000,000		Shell Finance (Netherlands) BV, 1.340%, 8/30/2004	1,997,841

		Schools--1.9%
2,200,000		Yale University, 1.390%, 9/7/2004	2,196,844

		Total Commercial Paper	46,597,683

		Certificates of Deposit--4.4%
2,600,000		WestLB AG, 1.320%, 1/27/2005	2,600,000
2,500,000		Wilmington Trust Co., 1.480%, 9/27/2004	2,500,000

		Total Certificates of Deposit
			5,100,000

Collateralized Mortgage Obligations--0.4%
		Non Captive Diversified--0.4%
$425,000		Permanent Financing (No. 5) PLC, 1.340%, 6/10/2005	$425,000

(1)Notes--Variable--24.5%
		Asset-Backed Securities--1.3%
1,500,000		Holmes Financing PLC, 1.330%, 4/15/2005	1,500,000

		Banking--3.9%
2,000,000		ABN AMRO Bank NV, Chicago, 1.410%, 12/30/2004	1,999,844
1,000,000		Barclays Bank PLC, NY, 1.380%, 3/24/2005	999,871
1,550,000		Chase Manhattan Bank USA, 1.313%, 5/11/2005	1,550,000

		Total Banking	4,549,715

		Collateralized Mortgage Obligations--0.8%
949,198		Granite Mortgages 04-1 PLC, 1.380%, 12/20/2004	949,198

		Diversified Financial Services--2.1%
1,000,000		General Electric Capital Corp., 1.450%, 10/9/2005	1,000,000
1,500,000		General Electric Capital Corp., 1.490%, 10/17/2005	1,500,000

		Total Diversified Financial Services	2,500,000

		Funding Agreement - Insurance--2.6%
3,000,000		Monumental Life Insurance Co., 1.270%, 11/30/2004	3,000,000

		Insurance--6.0%
4,000,000		American Express Centurion Bank, DE, 1.400%, 9/27/2004	4,000,000
3,000,000		Travelers Insurance Co., 1.385%, 11/30/2004	3,000,000

		Total Insurance	7,000,000

		Life--1.7%
2,000,000		MetLife Funding, Inc., 1.259%, 11/30/2004	2,000,000

		Mortgage Banks--2.3%
2,700,000		Bradford & Bingley PLC, 1.560%, 10/08/2004	2,700,000

		Non Captive Diversified--2.5%
1,235,000		Permanent Financing (No. 3) PLC, 1.323%, 12/10/2004	1,235,000
1,700,000		Permanent Financing (No. 4) PLC, 1.310%, 3/10/2005	1,700,000

		Total Non Captive Diversified	2,935,000

		P&C--1.3%
1,500,000		Allstate Financial Global, 1.361%, 11/30/2004	1,500,000

		Total Notes--Variable	28,633,913

Government Agencies--27.8%
		Federal Home Loan Bank--4.4%
500,000		1.500%, 3/1/2005	500,000
2,100,000		1.625%, 4/15/2005	2,105,012
530,000		1.660%, 5/16/2005	530,000
2,000,000		2.125%, 12/15/2004	2,006,715

		Total Federal Home Loan Bank	5,141,727

	(2)	Federal Home Loan Bank--3.6%
2,500,000		1.390%, 11/12/2004	2,490,058
1,750,000		1.410%, 11/10/2004	1,743,077

		Total Federal Home Loan Bank	4,233,135

Government Agencies--continued
		Federal Home Loan Mortgage Corporation--3.4%
$4,000,000		1.360%, 8/6/2004	$4,000,049

	(2)	Federal Home Loan Mortgage Corporation--9.9%
6,000,000		1.170%, 8/16/2004	5,997,075
3,000,000		1.180%, 8/19/2004	2,998,230
2,500,000		1.190%, 12/29/2004	2,487,604

		Total Federal Home Loan Mortgage Corporation	11,482,909

		Federal National Mortgage Association--0.2%
225,000		1.610%, 5/13/2005	225,000

	(2)	Federal National Mortgage Association--6.3%
1,000,000		1.190%, 9/17/2004	998,446
1,500,000		1.250%, 11/3/2004	1,495,104
2,500,000		1.270%, 8/11/2004	2,499,118
1,600,000		1.375%, 2/14/2005	1,599,790
704,000		1.460%, 11/12/2004	701,059

		Total Federal National Mortgage Association	7,293,517

		Total Government Agencies	32,376,337

Repurchase Agreement--2.7%
3,200,000		Repurchase agreement with Goldman Sachs & Co., dated 7/30/2004 due 8/2/2004 at 1.370%, collateralized by a U.S Treasury Obligation with maturity of 5/15/2007 (Repurchase proceeds $3,200,365)	3,200,000

		Total Investments--99.8% (at amortized cost)(3)
			116,332,933

		Other Assets and Liabilities--Net--0.2%
			177,328

		Total Net Assets--100%
			$116,510,261

(1) Variable rate securities with current rate and next demand date.

(2) These issues show the rate of discount at the time of purchase.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Golden Oak® Family of Funds
July 31, 2004 (unaudited)

	Growth Portfolio

		Value Portfolio

				Small Cap Value Portfolio
Assets:
Investments in securities, at value	$43,527,330	$62,584,806		$33,391,905
Cash	--	--		--
Cash denominated in foreign currencies (identified cost $233,702)	--	--		--
Income receivable	38,250	86,854		17,396
Receivable for investments sold	448,344	370,817		41,054
Receivable for shares sold	173	708		26,898
Prepaid expenses	--	162		2,415

Total Assets	44,014,097	63,043,347		33,479,668

Liabilities:
Payable for investments purchased	--	81,274		96,871
Payable to bank	24,679	--		--
Payable for shares redeemed	22,394	33,652		10,471
Income distribution payable	--	--		--
Tax payable	--	--		--
Payable for investment adviser fee (Note 5)	25,524	38,818		25,231
Payable for custodian fees	336	2,092		52
Payable for administrative personnel and services fee (Note 5)	1,929	2,708		1,458
Payable for Directors'/Trustees' fees	--	--		--
Payable for portfolio accounting fees	2,750	3,835		2,106
Payable for distribution services fee (Note 5)	1,292	1,329		1,466
Payable for foreign currency exchange contracts	--	--		--
Accrued expenses	1,579	--		--

Total Liabilities	80,483	163,708		137,655

Total Net Assets	$43,933,614	$62,879,639		$33,342,013

Net Assets Consist of:
Paid-in capital	$74,146,134	$59,007,549		$21,233,608
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency	837,561	3,502,384		7,055,885
Accumulated net realized gain (loss) on investments and foreign currency transactions	(31,047,588)	331,264		5,070,887
Undistributed (distributions in excess of) net investment income	(2,493)	38,442		(18,367)

Total Net Assets	$43,933,614	$62,879,639		$33,342,013

Net Assets:
Institutional Shares	$38,110,233	$56,512,291		$26,236,864

Class A Shares	$5,823,381	$6,367,348		$7,105,149

Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	4,789,216	6,637,467		2,304,949

Class A Shares	762,930	751,602		628,362

Net Asset Value
Institutional Shares	$7.96	$8.51		$11.38

Class A Shares	$7.63	$8.47		$11.31

Offering Price:(1)
Institutional Shares	$7.96	$8.51		$11.38

Class A Shares	$8.10 *	$8.99	*	$12.00	*

Redemption Proceeds Per Share:(1)
Institutional Shares	$7.96	$8.51		$11.38

Class A Shares	$7.63	$8.47		$11.31

Investments, at identified cost	$42,689,769	$59,082,422		$26,336,020

Investments in affiliated issuers (Note 5)	$--	$761,794		$417,148

(1) See "What Do Shares Cost?" in the Prospectus.

* Computation of offering price per share 100/94.25 of net asset value.

** Computation of offering price per share 100/95.50 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities--continued

Golden Oak® Family of Funds
July 31, 2004 (unaudited)

International Equity Portfolio

		Intermediate- Term Income Portfolio

			Michigan Tax Free Bond Portfolio

				Prime Obligation Money Market Portfolio

$44,938,238		$90,582,598	$58,902,109	$116,332,933
19,020		--	--	86,112
231,115		--	--	--
73,503		1,448,144	671,092	121,621
2,192,774		--	--	--
--		10,613	4,550	7,000
--		--	--	--

47,454,650		92,041,355	59,577,751	116,547,666

1,852,660		--	--	--
--		--	--	--
31,275		42,170	--	--
--		317,529	185,706	--
19,570		--	--	--
30,285		25,536	13,898	8,361
8,279		1,548	2,218	--
1,994		3,946	2,550	5,148
--		--	--	--
2,889		5,593	5,163	7,009
301		1,702	150	1,643
716		--	--	--
5,795		9,220	4,987	15,244

1,953,764		407,244	214,672	37,405

$45,500,886		$91,634,111	$59,363,079	$116,510,261

$47,757,388		$88,037,976	$56,359,640	$116,510,288
3,640,550		6,211,752	3,099,310	--
(6,104,368)		(2,552,150)	(59,655)	(26,779)
207,316		(63,467)	(36,216)	26,752

$45,500,886		$91,634,111	$59,363,079	$116,510,261

$44,096,081		$83,092,911	$58,769,011	$107,280,575

$1,404,805		$8,541,200	$594,068	$9,229,686

5,741,256		8,151,700	5,818,034	107,270,381

183,924		837,944	58,812	9,240,643

$7.68		$10.19	$10.10	$1.00

$7.64		$10.19	$10.10	$1.00

$7.68		$10.19	$10.10	$1.00

$8.11	*	$10.67 **	$10.58 **	$1.00

$7.68		$10.19	$10.10	$1.00

$7.64		$10.19	$10.10	$1.00

$41,299,044		$84,370,846	$55,802,799	$116,332,933

$--		$1,305,966	$2,670,186	$--

Statements of Operations

Golden Oak® Family of Funds
July 31, 2004 (unaudited)

	Growth Portfolio	Value Portfolio	Small Cap Value Portfolio
Investment Income:
Dividends	$ 287,514(1)(2)	$ 676,669(3)	$ 262,332(4)
Interest	--	--	--

Total income	287,514	676,669	262,332

Expenses:
Investment adviser fee (Note 5)	189,918	264,576	199,135
Administrative personnel and services fee (Note 5)	44,271	61,675	34,698
Custodian fees	8,438	6,050	6,436
Transfer and dividend disbursing agent fees and expenses (Note 5)	14,674	14,096	13,020
Directors'/Trustees' fees	481	553	492
Auditing fees	4,900	8,078	4,984
Legal fees	2,256	2,141	2,107
Portfolio accounting fees	9,417	12,979	7,651
Distribution services fee--Class A Shares (Note 5)	7,697	8,369	9,151
Share registration costs	12,796	13,824	13,180
Printing and postage	6,582	5,569	4,739
Insurance premiums	2,981	3,270	2,855
Taxes	--	--	--
Miscellaneous	451	412	433

Total expenses	304,862	401,592	298,881

Waiver and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	(14,855)	(7,474)	(18,182)

Net expenses	290,007	394,118	280,699

Net investment income (loss)	(2,493)	282,551	(18,367)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions	3,402,778	6,206,979	5,083,273
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(6,234,021)	(7,535,417)	(5,509,831)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2,831,243)	(1,328,438)	(426,558)

Change in net assets resulting from operations	$ (2,833,736)	$ (1,045,887)	$ (444,925)

(1) Net of foreign taxes withheld of $1,204.

(2) Including $498 received from affiliated issuers (Note 5).

(3) Including $5,163 received from affiliated issuers (Note 5).

(4) Including $1,133 received from affiliated issuers (Note 5).

(5) Net of foreign taxes withheld of $86,007.

(6) Including $10,683 received from affiliated issuers (Note 5).

(7) Including $15,947 received from affiliated issuers (Note 5).

(8) Net of foreign taxes withheld of $31,739.

(See Notes which are an integral part of the Financial Statements)

Statements of Operations--continued

Golden Oak® Family of Funds
July 31, 2004 (unaudited)

International Equity Portfolio	Intermediate- Term Income Portfolio	Michigan Tax Free Bond Portfolio	Prime Obligation Money Market Portfolio

$ 649,757(5)	$ 10,683(6)	$ 15,947(7)	$ --
1,404	2,684,825	1,381,495	766,002

651,161	2,695,508	1,397,442	766,002

223,772	241,339	149,884	199,308
44,498	83,262	51,710	114,603
76,298	4,029	3,269	7,491
13,626	15,049	14,406	20,546
542	579	540	528
6,073	8,826	5,421	14,053
2,180	1,980	2,304	1,371
9,536	19,444	14,211	23,095
1,808	11,135	743	12,547
13,918	14,697	14,194	14,897
4,719	4,634	3,239	9,316
3,303	3,752	3,470	5,363
--	--	--	65
7,604	27	420	227

407,877	408,753	263,811	423,410

(19,129)	(83,877)	(68,219)	(145,095)

388,748	324,876	195,592	278,315

262,413	2,370,632	1,201,850	487,687

5,224,899(8)	(101,736)	5,672	--
(6,542,178)	(2,318,248)	(1,030,134)	--

(1,317,279)	(2,419,984)	(1,024,462)	--

$ (1,054,866)	$ (49,352)	$ 177,388	$ 487,687

Statements of Changes in Net Assets

Golden Oak® Family of Funds

	Growth Portfolio		Value Portfolio
	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (2,493)	$ (78,316)	$ 282,551	$ 718,012
Net realized gain on investments	3,402,778	323,748	6,206,979	7,828,047
Net change in unrealized appreciation/depreciation of investments	(6,234,021)	14,375,660	(7,535,417)	14,745,714

Change in net assets resulting from operations	(2,833,736)	14,621,092	(1,045,887)	23,291,773

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	--	--	(293,429)	(609,608)
Class A Shares	--	--	(22,800)	(44,417)
Distributions from net realized gain on investments:
Institutional Shares	--	--	--	--
Class A Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	--	(316,229)	(654,025)

Share Transactions--
Proceeds from sale of shares	2,584,765	7,582,482	1,236,738	4,550,282
Net asset value of shares issued to shareholders in payment of dividends declared	--	--	61,091	76,347
Cost of shares redeemed	(12,026,648)	(11,774,308)	(16,131,390)	(16,548,858)

Change in net assets resulting from share transactions	(9,441,883)	(4,191,826)	(14,833,561)	(11,922,229)

Change in net assets	(12,275,619)	10,429,266	(16,195,677)	10,715,519
Net Assets:
Beginning of period	56,209,233	45,779,967	79,075,316	68,359,797

End of period	$ 43,933,614	$ 56,209,233	$ 62,879,639	$ 79,075,316

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (2,493)	$ --	$ 38,442	$ 72,120

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets--continued

Golden Oak® Family of Funds

	Small Cap Value Portfolio		International Equity Portfolio
	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (18,367)	$ (26,355)	$ 262,413	$ 213,229
Net realized gain on investments and foreign currency transactions	5,083,273	2,288,294	5,224,899	3,641,559
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,509,831)	13,819,422	(6,542,178)	14,161,431

Change in net assets resulting from operations	(444,925)	16,081,361	(1,054,866)	18,016,219

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	--	(25,571)	--	(216,953)
Class A Shares	--	--	--	(2,878)
Distributions from net realized gain on investments:
Institutional Shares	(1,117,024)	(785,945)	--	--
Class A Shares	(301,659)	(159,127)	--	--

Change in net assets resulting from distributions to shareholders	(1,418,683)	(970,643)	--	(219,831)

Share Transactions--
Proceeds from sale of shares	1,590,198	3,055,257	847,348	5,514,700
Net asset value of shares issued to shareholders in payment of dividends declared	1,417,883	943,452	--	15,608
Cost of shares redeemed	(12,218,476)	(11,872,538)	(10,482,030)	(12,173,402)

Change in net assets resulting from share transactions	(9,210,395)	(7,873,829)	(9,634,682)	(6,643,094)

Change in net assets	(11,074,003)	7,236,889	(10,689,548)	11,153,294
Net Assets:
Beginning of period	44,416,016	37,179,127	56,190,434	45,037,140

End of period	$ 33,342,013	$ 44,416,016	$ 45,500,886	$ 56,190,434

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (18,367)	$ --	$ 207,316	$ (55,097)

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets--continued

Golden Oak® Family of Funds

	Intermediate-Term Income Portfolio		Michigan Tax Free Bond Portfolio		Prime Obligation Money Market Portfolio
	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 2,370,632	$ 5,050,505	$ 1,201,850	$ 2,630,073	$ 487,687	$ 1,340,597
Net realized gain (loss) on investments	(101,736)	(111,169)	5,672	(115,489)	--	--
Net change in unrealized appreciation/depreciation of investments	(2,318,248)	916,196	(1,030,134)	(206,674)	--	--

Change in net assets resulting from operations	(49,352)	5,855,532	177,388	2,307,910	487,687	1,340,597

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	(2,189,555)	(4,570,471)	(1,189,086)	(2,613,953)	(462,455)	(1,265,216)
Class A Shares	(211,617)	(470,217)	(11,171)	(23,168)	(25,655)	(74,985)
Distributions from net realized gain on investments:
Institutional Shares	--	--	--	(50,385)	--	--
Class A Shares	--	--	--	(464)	--	--

Change in net assets resulting from distributions to shareholders	(2,401,172)	(5,040,688)	(1,200,257)	(2,687,970)	(488,110)	(1,340,201)

Share Transactions--
Proceeds from sale of shares	5,604,911	12,654,652	3,489,493	7,280,893	185,600,176	216,897,300
Net asset value of shares issued to shareholders in payment of dividends declared	398,207	578,823	41,604	141,733	409,718	251,133
Cost of shares redeemed	(12,453,833)	(20,132,813)	(4,268,448)	(12,351,038)	(214,506,791)	(233,031,706)

Change in net assets resulting from share transactions	(6,450,715)	(6,899,338)	(737,351)	(4,928,412)	(28,496,897)	(15,883,273)

Change in net assets	(8,901,239)	(6,084,494)	(1,760,220)	(5,308,472)	(28,497,320)	(15,882,877)
Net Assets:
Beginning of period	100,535,350	106,619,844	61,123,299	66,431,771	145,007,581	160,890,458

End of period	$ 91,634,111	$ 100,535,350	$ 59,363,079	$ 61,123,299	$ 116,510,261	$ 145,007,581

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (63,467)	$ (32,927)	$ (36,216)	$ (37,809)	$ 26,752	$ 27,175

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Golden Oak® Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Growth Portfolio--Institutional Shares
2000	$ 16.16	(0.03)	4.75	4.72	--	(3.03)
2001	$ 17.85	(0.01)	(1.83)	(1.84)	--	(3.02)
2002	$ 12.99	--	(4.05)	(4.05)	--	(0.23)
2003(3)	$ 8.71	(0.02)	(2.36)	(2.38)	--	--
2004	$ 6.33	(0.01)(4)	2.11	2.10	--	--
2004(6)	$ 8.43	0.00	(0.47)	(0.47)	--	--
Growth Portfolio--Class A Shares
2000	$ 15.89	(0.06)	4.63	4.57	--	(3.03)
2001	$ 17.43	(0.03)	(1.80)	(1.83)	--	(3.02)
2002	$ 12.58	--	(3.95)	(3.95)	--	(0.23)
2003(3)	$ 8.40	(0.04)	(2.27)	(2.31)	--	--
2004	$ 6.09	(0.03)(4)	2.03	2.00	--	--
2004(6)	$ 8.09	(0.01)	(0.45)	(0.46)	--	--
Value Portfolio--Institutional Shares
2000	$ 9.17	0.03	0.78	0.81	(0.03)	(0.50)
2001	$ 9.45	0.07	0.77	0.84	(0.07)	(0.71)
2002	$ 9.51	0.05	(1.41)	(1.36)	(0.05)	(0.30)
2003(3)	$ 7.80	0.04	(1.40)	(1.36)	(0.04)	--
2004	$ 6.40	0.07	2.26	2.33	(0.07)	--
2004(6)	$ 8.66	0.04	(0.15)	(0.11)	(0.04)	--
Value Portfolio--Class A Shares
2000	$ 9.14	0.01	0.77	0.78	(0.01)	(0.50)
2001	$ 9.41	0.05	0.77	0.82	(0.05)	(0.71)
2002	$ 9.47	0.03	(1.41)	(1.38)	(0.03)	(0.30)
2003(3)	$ 7.76	0.02	(1.39)	(1.37)	(0.02)	--
2004	$ 6.37	0.06	2.23	2.29	(0.05)	--
2004(6)	$ 8.61	0.02	(0.13)	(0.11)	(0.03)	--
Small Cap Value Portfolio--Institutional Shares
2000(7)	$ 10.00	0.03	(0.46)	(0.43)	(0.03)	--
2001	$ 9.54	0.07	3.58	3.65	(0.07)	(0.74)
2002	$ 12.38	0.05	1.66	1.71	(0.06)	(2.15)
2003(3)	$ 11.88	0.01	(1.64)	(1.63)	(0.01)	(1.94)
2004	$ 8.30	0.00 (4)(9)	3.96	3.96	(0.01)	(0.25)
2004(6)	$ 12.00	0.00	(0.12)	(0.12)	--	(0.50)
Small Cap Value Portfolio--Class A Shares
2000(9)	$ 10.00	0.03	(0.47)	(0.44)	(0.02)	--
2001	$ 9.54	0.04	3.58	3.62	(0.05)	(0.74)
2002	$ 12.37	0.02	1.66	1.68	(0.03)	(2.15)
2003(3)	$ 11.87	(0.01)	(1.65)	(1.66)	(0.00)(10)	(1.94)
2004	$ 8.27	(0.03)(4)	3.95	3.92	--	(0.25)
2004(6)	$ 11.94	(0.02)	(0.11)	(0.13)	--	(0.50)
International Equity Portfolio--Institutional Shares
2001(11)	$ 10.00	--	(1.07)	(1.07)	(0.06)	--
2002	$ 8.87	(0.02)	(2.18)	(2.20)	(0.01)	--
2003(3)	$ 6.66	(0.00)(9)	(1.05)	(1.05)	(0.01)	--
2004	$ 5.60	0.03(4)	2.28	2.31	(0.03)	--
2004(6)	$ 7.87	0.04	(0.23)	(0.19)	--	--

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

(4) Based on average shares outstanding.

(5) The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.10% and 1.35%, respectively, after taking into account these expense reductions.

(6) For the six months ended July 31, 2004 (unaudited).

(7) Computed on an annualized basis.

Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets end of period (000 omitted)	Portfolio Turnover Rate

(3.03)	$ 17.85	30.67%	1.06%	(0.19) %	0.00%	$ 65,891	83%
(3.02)	$ 12.99	(11.35) %	1.06%	(0.34) %	0.00%	$ 72,825	106%
(0.23)	$ 8.71	(31.18) %	1.11%	(0.33) %	0.00%	$ 50,663	112%
--	$ 6.33	(27.32) %	1.10%	(0.22) %	0.08%	$ 40,553	113%
--	$ 8.43	33.18%	1.10%(5)	(0.12) %	0.07%	$ 49,661	103%
--	$ 7.96	(5.58) %	1.10%(7)	0.02%(7)	0.06%(7)	$ 38,110	65%

(3.03)	$ 17.43	30.23%	1.31%	(0.52) %	0.00%	$ 9,835	83%
(3.02)	$ 12.58	(11.58) %	1.31%	(0.60) %	0.00%	$ 11,943	106%
(0.23)	$ 8.40	(31.40) %	1.36%	(0.58) %	0.00%	$ 7,978	112%
--	$ 6.09	(27.50) %	1.35%	(0.47) %	0.08%	$ 5,227	113%
--	$ 8.09	32.84%	1.35%(5)	(0.37) %	0.07%	$ 6,548	103%
--	$ 7.63	(5.69) %	1.35%(7)	(0.23) %(7)	0.06%(7)	$ 5,823	65%

(0.53)	$ 9.45	8.92%	1.09%	0.36%	0.00%	$ 59,091	102%
(0.78)	$ 9.51	9.36%	1.06%	0.76%	0.00%	$ 87,338	152%
(0.35)	$ 7.80	(14.33) %	1.07%	0.56%	0.01%	$ 74,944	106%
(0.04)	$ 6.40	(17.45) %	1.09%	0.53%	0.05%	$ 62,346	147%
(0.07)	$ 8.66	36.52%	1.09%	0.99%	0.00%(8)	$ 71,882	112%
(0.04)	$ 8.51	(1.28) %	1.08%(7)	0.81%(7)	0.02%(7)	$ 56,512	66%

(0.51)	$ 9.41	8.61%	1.34%	0.10%	0.00%	$ 7,138	102%
(0.76)	$ 9.47	9.14%	1.31%	0.52%	0.00%	$ 8,461	152%
(0.33)	$ 7.76	(14.61) %	1.32%	0.32%	0.02%	$ 7,948	106%
(0.02)	$ 6.37	(17.64) %	1.34%	0.27%	0.05%	$ 6,013	147%
(0.05)	$ 8.61	36.05%	1.34%	0.74%	0.00%(8)	$ 7,193	112%
(0.03)	$ 8.47	(1.29) %	1.33%(7)	0.56%(7)	0.02%(7)	$ 6,367	66%

(0.03)	$ 9.54	(4.33) %	1.35%(7)	0.76%(7)	0.20%(7)	$ 40,554	11%
(0.81)	$ 12.38	39.30%	1.30%	0.65%	0.03%	$ 64,896	65%
(2.21)	$ 11.88	14.64%	1.33%	0.42%	0.03%	$ 40,235	30%
(1.95)	$ 8.30	(14.28) %	1.35%	0.12%	0.13%	$ 31,439	30%
(0.26)	$ 12.00	47.86%	1.35%	(0.02) %	0.08%	$ 36,945	33%
(0.50)	$ 11.38	(1.24) %	1.35%(7)	(0.04) %	0.09%(7)	$ 26,237	18%

(0.02)	$ 9.54	(4.42) %	1.60%(7)	0.72%(8)	0.23%(7)	$ 3,305	11%
(0.79)	$ 12.37	38.88%	1.55%	0.36%	0.03%	$ 5,994	65%
(2.18)	$ 11.87	14.37%	1.59%	0.13%	0.03%	$ 7,007	30%
(1.94)	$ 8.27	(14.53) %	1.60%	(0.13) %	0.13%	$ 5,740	30%
(0.25)	$ 11.94	47.55%	1.60%	(0.27) %	0.08%	$ 7,471	33%
(0.50)	$ 11.31	(1.33) %	1.60%(7)	(0.31) %(7)	0.09%(7)	$ 7,105	18%

(0.06)	$ 8.87	(10.68) %	1.50%(7)	(0.08) %(8)	0.11%(7)	$ 28,530	69%
(0.01)	$ 6.66	(24.86) %	1.50%	(0.33) %	0.19%	$ 39,056	120%
(0.01)	$ 5.60	(15.77) %	1.50%	(0.07) %	0.06%	$ 44,137	100%
(0.03)	$ 7.88	41.10%	1.44%	0.43%	0.01%	$ 54,810	114%
--	$ 7.68	(2.41) %	1.50%(7)	1.02%(7)	0.07%(7)	$ 44,096	51%

(8) Represents less than 0.01%.

(9) Reflects operations for the period from September 1, 1999 (date of initial public investment) to January 31, 2000.

(10) Represents less than $0.01.

(11) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Golden Oak® Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
International Equity Portfolio--Class A Shares
2001(3)	$ 10.00	(0.03)	(1.06)	(1.09)	(0.06)	--	(0.06)
2002	$ 8.85	--	(2.21)	(2.21)	--	--	--
2003(5)	$ 6.64	(0.01)	(1.05)	(1.06)	--	--	--
2004	$ 5.58	0.01 (6)	2.27	2.28	(0.01)	--	(0.01)
2004(7)	$ 7.84	0.03	(0.23)	(0.20)	--	--	--
Intermediate-Term Income Portfolio--Institutional Shares
2000	$ 10.32	0.55	(0.97)	(0.42)	(0.55)	--	(0.55)
2001	$ 9.35	0.58	0.58	1.16	(0.58)	--	(0.58)
2002	$ 9.93	0.57	0.10	0.67	(0.57)	--	(0.57)
2003(5)	$ 10.03	0.55	0.33	0.88	(0.54)	--	(0.54)
2004	$ 10.37	0.51	0.08	0.59	(0.51)	--	(0.51)
2004(7)	$ 10.45	0.25	(0.25)	0.00	(0.26)	--	(0.26)
Intermediate-Term Income Portfolio--Class A Shares
2000	$ 10.31	0.53	(0.96)	(0.43)	(0.53)	--	(0.53)
2001	$ 9.35	0.56	0.56	1.12	(0.55)	--	(0.55)
2002	$ 9.92	0.54	0.11	0.65	(0.54)	--	(0.54)
2003(5)	$ 10.03	0.51	0.35	0.86	(0.52)	--	(0.52)
2004	$ 10.37	0.48	0.08	0.56	(0.48)	--	(0.48)
2004(7)	$ 10.45	0.24	(0.26)	(0.02)	(0.24)	--	(0.24)
Michigan Tax Free Bond Portfolio--Institutional Shares
2000	$ 10.33	0.43	(0.61)	(0.18)	(0.43)	--	(0.43)
2001	$ 9.72	0.44	0.44	0.88	(0.45)	(0.01)	(0.46)
2002	$ 10.14	0.44 (8)	0.10 (8)	0.54	(0.44)	(0.05)	(0.49)
2003(5)	$ 10.19	0.43 (6)	0.18	0.61	(0.43)	(0.03)	(0.46)
2004	$ 10.34	0.42	(0.06)	0.36	(0.42)	(0.01)	(0.43)
2004(7)	$ 10.27	0.20	(0.17)	0.03	(0.20)	--	(0.20)
Michigan Tax Free Bond Portfolio--Class A Shares
2000	$ 10.33	0.40	(0.61)	(0.21)	(0.40)	--	(0.40)
2001	$ 9.72	0.43	0.44	0.87	(0.43)	(0.01)	(0.44)
2002	$ 10.15	0.41 (8)	0.10 (8)	0.51	(0.41)	(0.05)	(0.46)
2003(5)	$ 10.20	0.41 (6)	0.16	0.57	(0.40)	(0.03)	(0.43)
2004	$ 10.34	0.39	(0.05)	0.34	(0.40)	(0.01)	(0.41)
2004(7)	$ 10.27	0.19	(0.17)	0.02	(0.19)	--	(0.19)
Prime Obligation Money Market Portfolio--Institutional Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
2004(7)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
Prime Obligation Money Market Portfolio--Class A Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)
2004(7)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(4) Computed on an annualized basis.

(5) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

(6) Based on average shares outstanding.

(7) For the six months ended July 31, 2004 (unaudited).

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets end of period (000 omitted)	Portfolio Turnover Rate

$ 8.85	(10.90)%	1.75%(4)	(0.66)%(4)	0.18%(4)	$ 478	69%
$ 6.64	(24.97)%	1.75%	(0.52)%	0.19%	$ 701	120%
$ 5.58	(15.96)%	1.75%	(0.32)%	0.06%	$ 900	100%
$ 7.85	40.78%	1.69%	0.12%	0.01%	$ 1,380	114%
$ 7.64	(2.55)%	1.75%(4)	0.77%(4)	0.08%(4)	$ 1,405	51%

$ 9.35	(4.07)%	0.65%	5.70%	0.15%	$ 147,549	25%
$ 9.93	12.81%	0.65%	6.07%	0.15%	$ 160,510	16%
$ 10.03	6.88%	0.65%	5.68%	0.15%	$ 114,908	10%
$ 10.37	9.07%	0.65%	5.38%	0.20%	$ 96,001	6%
$ 10.45	5.77%	0.65%	4.86%	0.17%	$ 91,250	8%
$ 10.19	(0.03)%	0.65%(4)	4.93%(4)	0.17%(4)	$ 83,093	0%

$ 9.35	(4.22)%	0.90%	5.52%	0.15%	$ 6,224	25%
$ 9.92	12.42%	0.90%	5.81%	0.15%	$ 6,740	16%
$ 10.03	6.73%	0.90%	5.43%	0.15%	$ 7,793	10%
$ 10.37	8.80%	0.90%	5.11%	0.20%	$ 10,618	6%
$ 10.45	5.50%	0.90%	4.61%	0.17%	$ 9,285	8%
$ 10.19	(0.16)%	0.90%(4)	4.68%(4)	0.17%(4)	$ 8,541	0%

$ 9.72	(1.79)%	0.65%	4.30%	0.17%	$ 89,445	2%
$ 10.14	9.29%	0.65%	4.48%	0.17%	$ 88,838	11%
$ 10.19	5.42%	0.65%	4.33%(8)	0.19%	$ 74,521	0%
$ 10.34	6.06%	0.65%	4.19%	0.25%	$ 65,760	0%
$ 10.27	3.57%	0.65%	4.10%	0.24%	$ 60,521	0%
$ 10.10	0.32%	0.65%(4)	4.01%(4)	0.23%(4)	$ 58,769	1%

$ 9.72	(2.03)%	0.90%	4.01%	0.17%	$ 215	2%
$ 10.15	9.19%	0.90%	4.24%	0.18%	$ 729	11%
$ 10.20	5.15%	0.90%	4.08%(8)	0.19%	$ 691	0%
$ 10.34	5.70%	0.90%	3.94%	0.25%	$ 672	0%
$ 10.27	3.31%	0.90%	3.85%	0.24%	$ 602	0%
$ 10.10	0.20%	0.90%(4)	3.76%	0.23%(4)	$ 594	1%

$ 1.00	5.04%	0.40%	4.91%	0.20%	$ 114,349	--
$ 1.00	6.26%	0.40%	6.08%	0.20%	$ 115,659	--
$ 1.00	3.46%	0.40%	3.34%	0.21%	$ 135,776	--
$ 1.00	1.39%	0.40%	1.38%	0.24%	$ 147,279	--
$ 1.00	0.84%	0.40%	0.84%	0.22%	$ 134,346	--
$ 1.00	0.38%	0.40%(4)	0.75%(4)	0.22%(4)	$ 107,281	--

$ 1.00	4.77%	0.65%	4.74%	0.21%	$ 8,578	--
$ 1.00	6.00%	0.65%	5.83%	0.20%	$ 11,994	--
$ 1.00	3.20%	0.65%	3.04%	0.21%	$ 15,515	--
$ 1.00	1.14%	0.65%	1.13%	0.24%	$ 13,638	--
$ 1.00	0.59%	0.65%	0.59%	0.22%	$ 10,661	--
$ 1.00	0.26%	0.65%(4)	0.51%(4)	0.22%(4)	$ 9,230	--

(8) Effective February 1, 2001, the Michigan Tax Free Bond Portfolio adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. The effect of this change for the year ended January 31, 2002, was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Institutional Shares:	--	--	0.01%
Class A Shares:	--	--	0.01%

Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees, transfer and dividend disbursing agent fees and expenses and other Funds' expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/04	Ending Account Value 7/31/04	Expenses Paid During Period(1)
Golden Oak® Growth Portfolio
Actual
Institutional Shares	$1,000	$ 944.20	$5.32
Class A Shares	$1,000	$ 943.10	$6.52
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,019.53	$5.52
Class A Shares	$1,000	$1,018.29	$6.77
Golden Oak® Value Portfolio
Actual
Institutional Shares	$1,000	$ 987.20	$5.34
Class A Shares	$1,000	$ 987.10	$6.57
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,019.63	$5.42
Class A Shares	$1,000	$1,018.39	$6.67
Golden Oak® Small Cap Value Portfolio
Actual
Institutional Shares	$1,000	$ 987.60	$6.67
Class A Shares	$1,000	$ 986.70	$7.90
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,018.29	$6.77
Class A Shares	$1,000	$1,017.04	$8.02
Golden Oak® International Equity Portfolio
Actual
Institutional Shares	$1,000	$ 975.90	$7.37
Class A Shares	$1,000	$ 974.50	$8.59
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,017.54	$7.52
Class A Shares	$1,000	$1,016.30	$8.77
Golden Oak® Intermediate Term Income Portfolio
Actual
Institutional Shares	$1,000	$ 999.70	$3.23
Class A Shares	$1,000	$ 998.40	$4.47
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,021.77	$3.27
Class A Shares	$1,000	$1,020.52	$4.52
Golden Oak® Michigan Tax Free Bond Portfolio
Actual
Institutional Shares	$1,000	$1,003.20	$3.24
Class A Shares	$1,000	$1,002.00	$4.48
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,021.77	$3.27
Class A Shares	$1,000	$1,020.52	$4.52
Golden Oak® Prime Obligation Money Market Portfolio
Actual
Institutional Shares	$1,000	$1,003.80	$1.99
Class A Shares	$1,000	$1,002.60	$3.24
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,023.01	$2.01
Class A Shares	$1,000	$1,021.77	$3.27

1 Expenses are equal to the Funds' Institutional Shares and Class A Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Growth Portfolio
Institutional Shares	1.10%
Class A Shares	1.35%
Value Portfolio
Institutional Shares	1.08%
Class A Shares	1.33%
Small Cap Value Portfolio
Institutional Shares	1.35%
Class A Shares	1.60%
International Equity Portfolio
Institutional Shares	1.50%
Class A Shares	1.75%
Intermediate Term Income Portfolio
Institutional Shares	0.65%
Class A Shares	0.90%
Michigan Tax Free Bond Portfolio
Institutional Shares	0.65%
Class A Shares	0.90%
Prime Obligation Money Market Portfolio
Institutional Shares	0.40%
Class A Shares	0.65%

NOTES TO FINANCIAL STATEMENTS

Golden Oak® Family of Funds

July 31, 2004 (unaudited)

(1) Organization

Golden Oak® Family of Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Investment Objective
Golden Oak® Growth Portfolio ("Growth Portfolio")	Long term total return.
Golden Oak® Value Portfolio ("Value Portfolio")	Long term capital appreciation.
Golden Oak® Small Cap Value Portfolio ("Small Cap Value Portfolio")	Long term capital appreciation.
Golden Oak® International Equity Portfolio ("International Equity Portfolio")	Long term capital appreciation.
Golden Oak® Intermediate-Term Income Portfolio ("Intermediate-Term Income Portfolio")	Current income consistent with limited price volatility.
Golden Oak® Michigan Tax Free Bond Portfolio ("Michigan Tax Fee Bond Portfolio")	Current income exempt from both federal and Michigan state income taxes, consistent with preservation of capital.
Golden Oak® Prime Obligation Money Market Portfolio ("Prime Obligation Money Market Portfolio")	Preserve principal value and maintain a high degree of liquidity while providing current income.

The assets of each portfolio are segregated and a shareholder's interest is limited to the Fund in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Prime Obligation Money Market Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The International Equity Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The International Equity Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At July 31, 2004, the International Equity Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
8/2/2004	286,758 Euro Currency	$345,113	$344,998	$(115)
8/3/2004	19,360 Euro Currency	$ 23,342	$ 23,292	$ (50)
Contracts Sold:
8/2/2004	165,502,806 Indonesian Rupiah	$ 17,989	$ 18,117	$(128)
8/2/2004	181,840 Pound Sterling	$330,586	$330,796	$(210)
8/3/2004	275,694,635 Indonesian Rupiah	$ 29,967	$ 30,180	$(213)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$(716)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are record on a identified cost basis.

(3) Shares of Beneficial Interest

The following table summarizes share activity:

	Growth Portfolio
	Six Months Ended 7/31/2004		Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	234,212	$1,914,663	617,649	$4,519,685
Shares redeemed	(1,336,187)	(10,998,099)	(1,134,477)	(8,361,084)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,101,975)	$(9,083,436)	(516,828)	$(3,841,399)

	Growth Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	84,251	$670,102	433,594	$3,062,797
Shares redeemed	(130,340)	(1,028,549)	(482,722)	(3,413,224)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(46,089)	$(358,447)	(49,128)	$(350,427)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,148,064)	$(9,441,883)	(565,956)	$(4,191,826)

	Value Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Institutional Shares:	Shares	Amount
			Shares	Amount
Shares sold	105,768	$909,823	491,659	$3,475,822
Shares issued to shareholders in payment of distributions declared	4,442	38,292	3,906	31,930
Shares redeemed	(1,776,817)	(15,059,272)	(1,928,375)	(14,580,884)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,666,607)	$(14,111,157)	(1,432,810)	$(11,073,132)

	Value Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,278	$326,915	150,503	$1,074,460
Shares issued to shareholders in payment of distributions declared	2,657	22,799	5,882	44,417
Shares redeemed	(124,491)	(1,072,118)	(264,950)	(1,967,974)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(83,556)	$(722,404)	(108,565)	$(849,097)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,750,163)	$(14,833,561)	(1,541,375)	$(11,922,229)

	Small Cap Value Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,167	$1,132,538	191,294	$1,864,568
Shares issued to shareholders in payment of distributions declared	93,019	1,116,225	67,900	784,326
Shares redeemed	(962,040)	(11,493,998)	(970,414)	(9,833,091)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(772,854)	$(9,245,235)	(711,220)	$(7,184,197)

	Small Cap Value Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,429	$457,660	125,390	$1,190,689
Shares issued to shareholders in payment of distributions declared	25,307	301,658	13,813	159,126
Shares redeemed	(60,900)	(724,478)	(207,706)	(2,039,447)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,836	$34,840	(68,503)	$(689,632)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(770,018)	$(9,210,395)	(779,723)	$(7,873,829)

	International Equity Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	79,161	$624,378	725,366	$4,506,296
Shares issued to shareholders in payment of distributions declared	--	--	1,670	12,729
Shares redeemed	(1,291,952)	(10,323,276)	(1,657,192)	(11,202,397)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,212,791)	$(9,698,898)	(930,156)	$(6,683,372)

	International Equity Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	28,034	$222,970	167,326	$1,008,404
Shares issued to shareholders in payment of distributions declared	--	--	379	2,879
Shares redeemed	(20,012)	(158,754)	(153,130)	(971,005)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,022	$64,216	14,575	$40,278

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,204,769)	$(9,634,682)	(915,581)	$(6,643,094)

	Intermediate-Term Income Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	489,573	$5,041,717	1,015,510	$10,618,340
Shares issued to shareholders in payment of distributions declared	18,380	189,464	10,893	113,509
Shares redeemed	(1,089,068)	(11,160,357)	(1,550,872)	(16,212,498)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(581,115)	$(5,929,176)	(524,469)	$(5,480,649)

	Intermediate-Term Income Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,350	$563,194	194,837	$2,036,312
Shares issued to shareholders in payment of distributions declared	20,251	208,743	44,474	465,314
Shares redeemed	(125,276)	(1,293,476)	(374,593)	(3,920,315)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(50,675)	$(521,539)	(135,282)	$(1,418,689)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(631,790)	$(6,450,715)	(659,751)	$(6,899,338)

	Michigan Tax Free Bond Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	342,285	$3,486,493	707,164	$7,273,938
Shares issued to shareholders in payment of distributions declared	3,000	30,532	11,434	118,432
Shares redeemed	(418,761)	(4,255,922)	(1,189,418)	(12,254,508)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(73,476)	$(738,897)	(470,820)	$(4,862,138)

	Michigan Tax Free Bond Portfolio
	Six Months Ended 7/31/2004

			Year Ended 1/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	294	$3,000	675	$6,955
Shares issued to shareholders in payment of distributions declared	1,088	11,072	2,258	23,301
Shares redeemed	(1,235)	(12,526)	(9,298)	(96,530)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	147	$1,546	(6,365)	$(66,274)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(73,329)	$(737,351)	(477,185)	$(4,928,412)

	Prime Obligation Money Market Portfolio
	Six Months Ended 7/31/2004
			Year Ended 1/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	181,358,548	$181,385,643	206,019,906	$206,019,961
Shares issued to shareholders in payment of distributions declared	384,083	384,083	176,273	176,273
Shares redeemed	(208,832,350)	(208,832,350)	(219,117,395)	(219,117,395)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(27,089,719)	$(27,062,624)	(12,921,216)	$(12,921,161)

	Prime Obligation Money Market Portfolio
	Six Months Ended 7/31/2004
			Year Ended 1/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,214,533	$4,214,533	10,877,339	$10,877,339
Shares issued to shareholders in payment of distributions declared	25,635	25,635	74,860	74,860
Shares redeemed	(5,674,441)	(5,674,441)	(13,914,311)	(13,914,311)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,434,273)	$(1,434,273)	(2,962,112)	$(2,962,112)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(28,523,992)	$(28,496,897)	(15,883,328)	$(15,883,273)

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2004:

Fund Name

	Cost of Investments

		Unrealized Appreciation

			Unrealized Depreciation

				Net Unrealized Appreciation/ Depreciation
Growth Portfolio	$42,689,769	$2,771,943	$1,934,382	$ 837,561
Value Portfolio	59,082,422	5,127,874	1,625,490	3,502,384
Small Cap Value Portfolio	26,336,020	8,391,589	1,335,704	7,055,885
International Equity Portfolio	41,299,044	4,567,164	927,970	3,639,194
Intermediate-Term Income Portfolio	84,370,846	6,225,224	13,472	6,211,752
Michigan Tax Free Bond Portfolio	55,760,453	3,147,777	6,121	3,141,656
Prime Obligation Money Market Portfolio	116,332,933	--	--	--

At January 31, 2004, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2005

		2008

			2009

				2010

					2011

						2012

							Total
Growth Portfolio	$ --	$ --	$ --	$20,818,342	$11,919,736	$963,304	$33,701,382
Value Portfolio	--	--	--	--	5,846,099	--	5,846,099
International Equity Portfolio	--	--	--	6,562,411	4,368,804	--	10,931,215
Intermediate-Term Income Portfolio	--	136,273	1,813,807	--	--	499,940	2,450,020
Michigan Tax Free Bond Portfolio	--	--	--	--	--	108,406	108,406
Prime Obligation Money Market Portfolio	11,311	2,159	2,257	11,052	--	--	26,779

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

CB Capital Management, Inc. (a wholly owned subsidiary of Citizens Bank) is the Funds' investment adviser (the "Adviser"), and receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Annual Rate
Growth Portfolio	0.34%
Value Portfolio	0.29% on first $50 million; 0.39% on next $50 million; and 0.34% on assets over $100 million.
Small Cap Value Portfolio	0.34%
International Equity Portfolio	0.30%
Intermediate-Term Income Portfolio	0.50%
Michigan Tax Free Bond Portfolio	0.50%
Prime Obligation Money Market Portfolio	0.225% on first $500 million; and 0.28% on assets over $500 million.

The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at it sole discretion.

Sub-Adviser Fee

Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the Sub-Adviser to the Growth Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Growth Portfolio. Nicholas-Applegate is paid by the Fund as follows: 0.40% of average daily net assets.

Systematic Financial Management, L.P. ("Systematic") is the Sub-Adviser to the Value Portfolio and Small Cap Value Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Value Portfolio and Small Cap Value Portfolio. Systematic is paid by the Funds as follows:

Fund Name	Annual Rate
Value Portfolio	0.45% on the first $50 million average daily net assets; 0.35% on the next $50 million average daily net assets; and 0.40% on average daily net assets over $100 million.
Small Cap Value Portfolio	0.65% of average daily net assets

BlackRock International, Ltd. ("BIL") is the Sub-Adviser to the International Equity Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the International Equity Portfolio. BIL is paid by the Fund as follows: 0.60% on the first $35 million average daily net assets; 0.50% on the next $65 million average daily net assets; and 0.40% on average daily net assets over $100 million.

Wellington Management Company, LLP ("Wellington Management") is the Sub-Adviser of the Prime Obligation Money Market Portfolio and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Prime Obligation Money Market Portfolio. Wellington Management is paid by the Fund as follows: 0.075% on the first $500 million of average daily net assets and 0.02% on average daily net assets over $500 million.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.125% to 0.075% of the average aggregate daily net assets of the Funds, subject to a $50,000 minimum per Fund and $10,000 per each additional share class. CB Capital Management, Inc. ("CB Capital Management") provides sub-administrative services to the Funds. The fee paid to the CB Capital Management is based on a scale that ranges from 0.0475% to 0.0975% of the average aggregate daily net assets of the Funds. FServ or CB Capital Management may voluntarily choose to waive a portion of their fee. FServ or CB Capital Management can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., ("Edgewood") the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended July 31, 2004, Edgewood retained $16 and $6 in sales charges from the sale of Class A Shares of Small Cap Value Portfolio and Value Portfolio, respectively. See "What Do Shares Cost" in the Prospectus.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was as follows:

Fund Name

Growth Portfolio

$12,485
Value Portfolio

$11,972
Small Cap Value Portfolio

$11,132
International Equity Portfolio

$11,559
Intermediate-Term Income Portfolio

$12,524
Michigan Tax Free Bond Portfolio

$12,033
Prime Obligation Money Market Portfolio

$17,269

Other Affiliated Parties and Transactions

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Fund Name

	Affiliated Fund Name

		Income from Affilialted Issuer
Growth Portfolio	Prime Value Obligations Fund	$ 498
Value Portfolio	Prime Value Obligations Fund	$ 5,163
Small Cap Value Portfolio	Prime Value Obligations Fund	$ 1,133
Intermediate-Term Income Portfolio	Prime Value Obligations Fund	$10,683
Michigan Tax Free Bond Portfolio	Municipal Obligations Fund	$15,947

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended July 31, 2004, were as follows:

Fund Name

	Purchases

		Sales
Growth Portfolio	$33,522,027	$43,416,567
Value Portfolio	46,671,411	60,779,015
Small Cap Value Portfolio	7,095,779	17,571,285
International Equity Portfolio	26,250,685	35,071,171
Intermediate-Term Income Portfolio	1,049	1,024,376
Michigan Tax Free Bond Portfolio	498,770	4,612,900

(7) Concentration of Credit Risk

Since Michigan Tax-Free Bond Portfolio invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2004, 57.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.6% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

The International Equity Portfolio invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At July 31, 2004, the diversification of industries of non-U.S. issuers in the International Equity Portfolio was as follows:

Industry

Percentage of Total Net Assets
Automobiles & Components	4.2%
Banks	10.7%
Capital Goods	10.3%
Commercial Services & Supplies	0.9%
Consumer Durables & Apparel	2.7%
Diversified Financials	2.6%
Energy	7.5%
Food & Staples Retailing	4.1%
Food, Beverage & Tobacco	1.5%
Healthcare Equipment & Services	0.9%
Insurance	4.8%
Materials	10.4%
Media	5.4%
Pharmaceuticals & Biotechnology	8.7%
Real Estate	5.2%
Retailing	3.6%
Semiconductors & Semiconductor Equipment	0.5%
Telecommunication Services	7.2%
Transportation	3.0%
Utilities	4.6%

(8) Subsequent Event

A special meeting of the shareholders of the Funds will be held on September 28, 2004. Investors who were shareholders of the Funds on August 16, 2004 will be asked to vote on a proposed Agreement and Plan of Reorganization relating to the complete liquidation and termination of the Funds. If approved by the shareholders, the acquisition will take effect on or about September 28, 2004.

VOTING PROXIES ON PORTFOLIO SECURITIES

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to securities held in their portfolio is available, without charge and upon request, by calling 1-800-545-6331. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for Information on the operation of the Public Reference Room). You may also access this information from the “Products” section of the Federated Investors website at www.federatedinvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Cusip 38113Q 10 6
Cusip 38113Q 20 5
Cusip 38113Q 40 3
Cusip 38113Q 30 4
Cusip 38113Q 50 2
Cusip 38113Q 60 1
Cusip 38113Q 80 9
Cusip 38113Q 70 0
Cusip 38113Q 88 2
Cusip 38113Q 87 4
Cusip 38113Q 85 8
Cusip 38113Q 86 6
Cusip 38113Q 84 1
Cusip 38113Q 83 3

[Logo of Golden Oak Family of Funds]

Investment Adviser CB Capital Management, Inc.
(a wholly owned subsidiary of Citizens Bank).
Edgewood Services Inc., Distributor

28718 (9/04)

Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5         Audit Committee of Listed Registrants

               Not Applicable

Item 6         Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Golden Oak Fund Family of Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ Charles L. Davis, Jr., Principal Executive Officer
Date           September 23, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004